N-2	Oct. 09, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002040278
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-24008
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	false
Entity Registrant Name	HL SCOPE RIC LLC
Entity Address, Address Line One	110 Washington Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
City Area Code	888
Local Phone Number	882-8212
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER FEES (1)
Maximum Sales Load Imposed on Purchases (as a percentage of Offering price)	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)	None

(1)
Amount assumes estimated average net assets of approximately $
300
 million during the following twelve months. That amount also assumes that the Fund maintains a credit line equal to approximately $
125
 million, and such line is drawn down by approximately
60
% on average. Actual expenses will depend on the average net assets and the amount of leverage the Fund employs, if any. There can be no assurance that the Fund will reach estimated average net assets of approximately $
300
 million during the following twelve months.

Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[1]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (as a percentage of net assets attributable to Shares) (1)
Investment Management Fee (2)	0.00%
Interest Payments on Borrowed Funds (3)	1.96%
Other Expenses (3)	0.64%
Total Annual Expenses	2.61%

(2)
Hamilton Lane Advisors, L.L.C. (“
Hamilton Lane
” or the “
Adviser
”), does not charge the Fund an investment management fee for managing the Fund’s assets. See “Item 9.1(b) Investment Adviser” below for additional information.

(3)
Interest Payments on Borrowed Funds and Other Expenses are estimated for the Fund’s current fiscal year. The Other Expenses include, among other things, professional fees and other expenses that the Fund bears, including organization costs and fees and expenses of Brown Brothers Harriman & Co. (the “
Administrator
”), transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s first fiscal year. The expense amounts assume the Fund has net assets of $
300
million.

Management Fees [Percent]	0.00%	[1],[2]
Interest Expenses on Borrowings [Percent]	1.96%	[1],[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.64%	[1],[3]
Total Annual Expenses [Percent]	2.61%	[1]
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in our Shares. In calculating the following expense amounts, we have assumed our annual operating expenses would remain at the percentage levels set forth in the table above.

	1 Year	3 Years	5 Years	10 Years
You Would Pay the Following Expenses Based on a $1,000 Investment and Assuming a 5% Annual Return	$26	$81	$138	$294
The example is based on the annual fees and expenses set out on the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used
in the example would increase the dollar amount of the asset-based fees paid by the Fund.

Expense Example, Year 01	$ 26
Expense Example, Years 1 to 3	81
Expense Example, Years 1 to 5	138
Expense Example, Years 1 to 10	$ 294
Purpose of Fee Table , Note [Text Block]	The following table describes the fees and expenses that a shareholder (each, a “
Shareholder
” and, collectively, the “
Shareholders
”) in HL SCOPE RIC LLC, a Delaware limited liability company (the “
Fund
,” “
Registrant
,” “
we
,” “
us
” and “
our
”), will bear directly or indirectly as a result of the shares of limited liability company interests of the Fund (“
Shares
”) that they acquire through this offering (the “
Offering
”). Some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this Registration Statement contains a reference to fees or expenses paid by “
you
,” “
us
,” the “
Fund
” or “
HL SCOPE RIC LLC
” or that “
we
	” will pay fees or expenses, Shareholders will indirectly bear such fees or expenses as a result of the Shares that they hold.
Basis of Transaction Fees, Note [Text Block]	as a percentage of Offering price
Other Expenses, Note [Text Block]	Interest Payments on Borrowed Funds and Other Expenses are estimated for the Fund’s current fiscal year. The Other Expenses include, among other things, professional fees and other expenses that the Fund bears, including organization costs and fees and expenses of Brown Brothers Harriman & Co. (the “
Administrator
”), transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s first fiscal year. The expense amounts assume the Fund has net assets of $
300
	million.
Management Fee not based on Net Assets, Note [Text Block]	Hamilton Lane Advisors, L.L.C. (“
Hamilton Lane
” or the “
Adviser
	”), does not charge the Fund an investment management fee for managing the Fund’s assets. See “Item 9.1(b) Investment Adviser” below for additional information.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGY
The investment objective of the Fund is to seek to obtain returns over the medium- and long-term from current income and to a lesser extent, capital appreciation, through investments in private assets globally while also focusing on principal protection. The Fund will seek to build a portfolio over time to avoid concentrated risk exposures and to provide sufficient liquidity for limited redemptions. “
Private Assets
” refer to investments that are privately negotiated by professional asset managers into the debt or equity of a company. The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority vote (as defined by the 1940 Act) of the Fund’s outstanding Shares.
As detailed more specifically in the following paragraphs, the Fund may gain such exposure through a direct investment in the targeted investment entity or indirectly through investment vehicles managed by third parties or subsidiary investment vehicles owned and controlled by the Fund.
The Fund will, directly or indirectly, gain access to private assets. The Fund seeks to reach its investment objectives primarily by investing directly or indirectly in the debt of companies in either the primary or secondary market (“
Direct Credit Investments
”) and will focus on senior secured loans structured as revolving, first lien, unitranche, or second lien term loans. The Fund will focus on Direct Credit Investments in North America and Europe and invest across an array of company sizes and industries. Direct Credit Investments include, without limitation, transactions in which (i) the Fund is a party to a credit agreement, (ii) the Fund is assigned the investment post-closing in the secondary market, and (iii) the Fund holds the investment through another vehicle with a single underlying borrower. Additionally, for Direct Credit Investments, the Adviser will opportunistically evaluate high quality, first lien real estate debt and other real asset debt investment opportunities and may from time to time cause the Fund to invest in such opportunities if it determines such opportunities to be consistent with the overall strategy of the Fund.
In addition to the Direct Credit Investments the Fund may invest into a number of different approaches if such opportunities meet the investment objectives of the Fund, including without limitation, (i) direct investments in the equity of a company (“
Direct Equity Investments
”), (ii) primary subscriptions to
closed-end
private funds, including without limitation
funds-of-funds
(“
Primary Fund Investments
”), (iii) secondary purchases of interests in
closed-end
private funds and other private funds (“
Secondary Investments
”), (iv) investments in listed private equity companies, funds or other vehicles (“
Listed PE Investments
”), or (v) programmatic investment relationships with asset managers outside of their commingled private funds (“
Opportunistic Investments
”). Each of (i) to (v) and Direct Credit Investments is referred to herein as a “
Fund Investment
” and collectively “
Fund Investments
.”
In a Direct Equity Investment, the Fund invests (directly or indirectly through an undertaking for collective investment) in a privately negotiated stake in the equity of an operating company. Direct Equity Investments may also encompass, without limitation, real estate equity investments or other real asset equity investments, privately negotiated transactions related to equity investment in a listed operating company or acquisition company, or investments structured as debt but with significant equity-like characteristics.
Private asset funds in which the Fund may make Primary Fund Investments or Secondary Investments are commingled (i.e. vehicles in which the assets of several investors are pooled together), professionally-managed investment vehicles that generally acquire diversified portfolios of private assets within a defined strategy. Investors have traditionally gained access to private investments through commitments to closed-ended, blind pool funds with a typical defined life of ten to twelve years. Investors in a private asset fund must maintain reserves of cash to finance such private asset fund’s capital calls for acquisitions, expenses and other obligations during the first three to five years of the private asset fund’s life; cash is returned by a private asset fund to its investors over the life of such private asset fund as investments are liquidated.
While the Fund may make Primary Fund Investments in new private asset funds during their fundraising phase, the presence of uncalled commitments may require significant cash holdings or lines of credit that may impact the return or risk of the Fund. As a way of gaining similar exposure to the kinds of assets underlying Primary Fund Investments, the Fund may engage in arrangements with managers to make Opportunistic Investments alongside such managers’ respective commingled funds without the obligation to fund capital calls for new investments if the Fund lacks sufficient liquidity.
In Secondary Investments, the Fund purchases stakes in seasoned private asset funds or other private funds. Such mature investments may return cash more quickly than Primary Fund Investments and also avoid substantial uncalled commitments. Both characteristics can be attractive given the structure of the Fund.
Listed PE Investments gain access to underlying private assets through investments in listed entities that invest in private transactions or private funds or that earn fees and/or carried interest from such assets. Historically, the prices of Listed PE Investments have been sensitive to economic conditions and, at certain times, could be purchased at discounts relative to similar assets in private transactions.
Opportunistic Investments refer to investments that meet the strategy of the Fund, but are not structured as typical secondary or co-investment
undertakings for collective investment, and therefore are not a sponsored fund’s primary focus. Examples could be listed private equity funds, special purpose acquisition companies (also a listed security) or an undertaking for collective investment set up by a fund sponsor to specifically allow the Fund (and other investors) to invest in certain investments offered by that fund sponsor. Opportunistic Investments that are not listed securities will typically be set up as an undertaking for collective investment by a fund sponsor.
Hamilton Lane will provide portfolio management to the Fund and aim to use its perspective on the future prospects of various private market strategies, geographies and transaction types and to match them with attractive investment opportunities in order to achieve the investment objectives of the Fund.
Hamilton Lane has extensive experience managing portfolios of illiquid assets and has developed liquidity projection models based on decades’ worth of private asset data that it has collected. Hamilton Lane will maintain models for the Fund to project sources and uses of liquidity, including, among other things, cash flows related to investments, subscriptions, redemptions, settlement and maintenance of hedging transactions, and lines of credit.
Hamilton Lane will seek to build a varied portfolio of private assets within the Fund. By focusing primarily on Direct Credit Investments, the Adviser will seek to limit the exposure of the Fund to uncalled commitments and to shorten the duration of expected cash flows relative to a traditional portfolio consisting predominantly of primary fund investments. This portfolio construction approach is expected to be geared toward maintaining a relatively high level of exposure to private assets while still maintaining liquidity for limited investor redemptions.

With regard to Direct Credit Investments, the Adviser provides ongoing oversight of debt securities in the Fund’s portfolio. The Adviser has in place procedures to evaluate debt securities on a monthly basis.
The Fund may hedge a portion of the differences between the currency exposures of the Fund’s assets. Depending on market conditions and the views of Hamilton Lane, the Fund may or may not hedge all or a portion of its currency exposures.
The Fund may hold liquid assets in current accounts or other money market instruments for the purpose of liquidity management.
FUNDAMENTAL INVESTMENT POLICIES
The following restrictions are the Fund’s only fundamental policies—that is, policies that cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (a “
1940 Act Vote
”). For the purposes of the foregoing, a “majority of the Fund’s outstanding voting securities” means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. The other policies and investment restrictions are not fundamental polices of the Fund and may be changed by the Board of Directors of the Fund (the “
Board
,” and individually, the “
Directors
”) without shareholder approval and on prior notice to Shareholders. If a percentage restriction set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. Under its fundamental restrictions:

1.
Underwriting
: The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.
Lending
: The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.
Senior Securities
: The Fund may not issue senior securities or borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.
Real Estate
: The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.
Commodities
: The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.
Concentration
: Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

The following notations are not considered to be part of the Fund’s fundamental restrictions and are subject to change without shareholder approval.
With respect to the fundamental policy relating to underwriting set forth above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “
Securities Act
”). Under the Securities Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the Securities Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the Securities Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund investing in restricted securities. Although it is not believed that the application of the Securities Act provisions described above would cause the Fund to be engaged in the business of underwriting, the policy above will be interpreted not to prevent the Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act.
With respect to the fundamental policy relating to lending set forth above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third
of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) The Fund also will be permitted by this policy to make loans of money, including to other funds. The policy above will be interpreted not to prevent the Fund from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.
With respect to the fundamental policy relating to issuing senior securities set forth above, “senior securities” are defined as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.
With respect to the fundamental policy relating to borrowing money set forth above, the 1940 Act requires the Fund to maintain at all times an asset coverage of at least 300% of the amount of its borrowings. For the purpose of borrowing money, “asset coverage” means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments may be considered to be borrowings and thus subject to the 1940 Act restrictions. On the other hand, certain practices and investments may involve leverage but are not considered to be borrowings under the 1940 Act, such as the purchasing of securities on a when-issued or delayed delivery basis, entering into reverse repurchase agreements, credit default swaps or futures contracts, engaging in short sales and writing options on portfolio securities, so long as the Fund complies with an applicable exemption in Rule
18f-4.
Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund’s net investment income in any given period. The policy above will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to real estate set forth above, the 1940 Act does not prohibit a fund from owning real estate. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. The policy above will be interpreted not to prevent the Fund from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.
With respect to the fundamental policy relating to commodities set forth above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). If the Fund were to invest in a physical commodity or a physical commodity-related instrument, the Fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The policy above will be interpreted to permit investments in exchange traded funds that invest in physical and/or financial commodities.
With respect to the fundamental policy relating to concentration set forth above, the 1940 Act does not define what constitutes “concentration” in an industry or groups of industries. The SEC staff has taken the position that investment of more than 25% of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The policy above will be interpreted to refer to concentration as that term may be interpreted from time to time. In addition, the term industry will be interpreted to include a related group of industries. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities (including, for the avoidance of doubt, U.S. agency mortgage-backed securities); securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; securities of foreign governments; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications
used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the Adviser. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries. The investment restrictions and other policies described herein do not apply to entities in which the Fund may invest. The Fund will, however, consider the investments held by such entities, to the extent known, in determining whether its investments are concentrated in any particular industry or groups of industries.
The Fund’s fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

The Fund’s investment objective is
non-fundamental
and may be changed with the approval of the Board and prior notice to Shareholders.

Risk Factors [Table Text Block]
RISK FACTORS
Investment in our Shares involves a high degree of risk and, therefore, is suitable only for sophisticated investors for whom such an investment is not a complete investment program and who are capable of evaluating the risks of investing in us. There can be no assurance that we will be able to achieve our investment objective or that Shareholders will receive a return on their capital. Investment results may vary substantially. Investors should carefully consider the following information together with any other disclosure materials or memoranda that we provide and consult with their own advisors before making a decision to invest in our Shares. The risk factors delineated below, however, do not purport to be a complete enumeration or explanation of the risks involved in making an investment in our Shares.
Investment-Related Risks
Closed-End
Fund; Liquidity Limited to Periodic Repurchases of Shares
The Fund has been organized as a
non-diversified,
closed-end
management investment company and is designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Unlike listed closed-end
funds, which typically list their shares on a securities exchange, the Fund does not intend to list the shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. The Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount. In addition, from time to time, the Adviser may recommend to the Board that the Fund conduct a repurchase offer of, generally, no more than 5% of the Fund’s net assets. The Fund is not obligated to repurchase any Shares. Shares are considerably less liquid than Shares of funds that trade on a stock exchange, or Shares of open-end
registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the portfolio investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

In addition, repurchases may be oversubscribed, and no assurance can be given that repurchases will occur or that any Shares properly tendered will be repurchased by the Fund. There is a risk that investors will not be able to withdrawal the full amount that they submit to the Fund for repurchase in connection with a given tender offer, particularly in periods where there is a high level of repurchase requests or where holders of a large number of shares submit repurchase requests. In the event a tender offer is oversubscribed and in accordance with rules promulgated by the SEC, the Fund may accept for purchase additional outstanding Shares representing up to 2.0% of the aggregate net asset value (“
NAV
”) of its outstanding Shares without amending or extending the tender offer. However, the decision whether to accept for purchase additional outstanding shares is solely in the discretion of the Fund and its Board, and there is no guarantee that the Fund and Board will determine to accept any additional shares for purchase.
There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.
In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing net asset value that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.
Lack of Operating History
Although the investment professionals of Hamilton Lane have extensive experience investing and advising on investments in private equity funds and co-investments
(including real estate investments), the Fund, during the earlier period of its life, will have no operating history upon which to evaluate the Fund’s likely performance. Past performance of other funds and accounts managed by Hamilton Lane is of limited relevance as an indicator of future performance of the Fund.
Identification and Availability of Investment Opportunities; No Assurance of Return
The success of the Fund depends on the identification by, and the availability of suitable investment opportunities to, Hamilton Lane and the sponsors of any portfolio entity. The availability of investment opportunities will be subject to market conditions and other factors outside the control of Hamilton Lane. Past returns of funds and separate accounts managed by Hamilton Lane have benefited from investment opportunities and general market conditions (including favorable borrowing conditions in the debt markets) that may not reoccur or continue, and there can be no assurance that the Fund will be able to avail itself of comparable opportunities and conditions. There can be no assurance that the Fund will be able to identify sufficient, attractive investment opportunities to meet its investment objectives, or that it will otherwise be successful in implementing its investment objectives or avoiding losses (up to and including the loss of the entire amount invested). An investment in the Fund should only be considered by persons who can afford a loss of their entire investment. Past performance of investments associated with Hamilton Lane is not necessarily indicative of future results, and there can be no assurance that the Fund will attain performance that is comparable to investment performance achieved by Hamilton Lane for its other clients.

Portfolio Construction and Lack of Diversification
The Fund is a
“non-diversified”
management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more portfolio investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by portfolio investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.
Importance of Valuations
The overall performance of the Fund will depend in part on the acquisition price paid by the Fund for its investments, including Secondary Investments, and, where applicable, on the acquisition prices paid by portfolio entities for their investments. Valuations of investments, when reported by their respective sponsors, any third-party valuation agent or the Fund (whether for financial reporting or dealing purposes), may not be indicative of current or ultimate, realizable values. Moreover, there generally is no established secondary market for the Fund’s private investments, and there may not be any comparable assets for which public market valuations exist. As a result, the valuation of investments of the Fund may be based on limited information and is subject to inherent uncertainties. The performance of the Fund will be adversely affected in the event the valuations calculated by the Adviser in the course of negotiating acquisitions of investments prove to have been too high.
Furthermore, although the acquisition prices of the Fund’s Secondary Investments will likely be the subject of negotiation with the sellers of the investments, the acquisition price of any Secondary Investment is typically determined by reference to the carrying values recently reported by the relevant sponsors and other available information. Sponsors are not generally obligated to update any valuations in connection with a transfer of interests on a secondary basis. As such, the NAV of the Fund may reflect significant gains or losses at the next valuation date after a Secondary Investment is made. The Fund, in pursuing Secondary Investments, also may face portfolio sales or other situations where, in order to make Secondary Investments considered desirable, the Fund is required to make other investments considered less desirable or for which it is less comfortable with the estimated valuations.
Valuation of the Fund’s Interests in Fund Investments
The valuation of Fund Investments are ordinarily determined based upon valuations provided by the sponsors of such Fund Investments and are generally not audited. In this regard, a sponsor may face a conflict of interest in valuing the securities, as their value may affect their compensation or ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any sponsor, the accuracy of the valuations provided by a Fund Investment, that the sponsor will comply with their own internal policies or procedures for keeping records or making valuations, or that the sponsor’s policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day
valuation and pricing responsibility for the Fund to the Fund’s investment adviser, Hamilton Lane Advisors, L.L.C. (the “
Valuation Designee
”), subject to the oversight of the Board. The Adviser will periodically review a sponsor’s valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by such sponsors.
A sponsor’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a Fund Investment, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the underlying sponsor’s valuations of such interests could remain subject to such fraud or error, and the Valuation Designee may determine to discount the value of the interests or value them at zero.
Shareholders should be aware that situations involving uncertainties as to the valuations by underlying sponsors could have a material adverse effect on the Fund if the sponsor’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.
Political and Economic Risks
Changes in political, social and economic conditions could have substantial impact on the Fund’s investments. Such potential changes include, but are not limited to, (a) changes in import/export regulations and application of tariffs, (b) risks associated with different (and lower quality) information available, (c) higher rates of inflation, (d) greater governmental involvement in the economy, (e) stricter or more expansive governmental regulations, (f) contraction of economies, in particular, loss of consumer confidence and an economic slowdown in the markets in which the portfolio companies operate, (g) changes in tax rates, or (h) terrorist acts, acts of war, or natural disasters.
Changing Regulatory Environment
Governmental authorities and other politicians around the world have in recent years implemented or called for financial system regulatory reform in reaction to volatility and disruption in the global financial markets, including financial institution failures and financial frauds. Such reform includes additional regulation of investment funds (including the Fund) and their managers and their activities, including additional compliance, risk management and other procedures; restrictions on specific types of investments and the provision and use of leverage; transparency requirements; limitations regarding compensation to managers; changes to tax treatment; and books and records, reporting and disclosure requirements. The impact of such reform measures on the Fund cannot be predicted with certainty but could result in increased exposure to potential liabilities, increased legal, compliance, tax and other related costs, reduced investment opportunities, additional administrative burdens, and increased transparency as to the identity of the investors in the Fund. Legal and regulatory developments will also likely impose various costs and burdens on investment sponsors and portfolio entities or the industries in which they operate, potentially resulting in less attractive investment opportunities for the Fund and reduced performance of the NAV per Share. The possibility for elections in various countries to result in new governing coalitions or parties increases the uncertainty about the trajectory of any potential laws, rules, regulations, taxes and tariffs that may impact the Fund, its investments and their sponsors.
Risks Associated with
Non-U.S.
Investments
The Fund may make investments outside of the United States, including in emerging markets. Such investments may be subject to political and regulatory risks, including unfavorable political and regulatory environments, armed conflict, nationalization, economic instability, changes in taxation, fiscal and monetary policies, restrictions on repatriation of profits, and other economic regulations, any of which may have an adverse effect on private investments in such jurisdictions and could adversely affect the value of the Fund’s investments. In addition, accounting standards and practice may differ significantly from those practiced in the United States, which may adversely impact the Fund’s or a portfolio entity’s ability to evaluate potential investments, perform due diligence and value their investments.
Other Risks of Investing in Emerging Markets
Investments in emerging markets will be subject to other risks, including limited liquidity in the markets for equities and other financial instruments, less sound banking systems, and uninsured exposure to intermediary and counter-party risks.

Trade Policies
If governments continue to make significant changes in their applicable trade policies, including by imposing tariffs on certain goods and raw materials imported into the their respective countries, such actions may trigger retaliatory actions by the affected countries, resulting in “trade wars,” which may cause increased costs for goods and raw materials, or in trading partners limiting their trade with the applicable country, either of which may have material adverse effects on a portfolio entity’s business and operations.
United Kingdom Exit from the European Union
As of January 1, 2021, the relationship between the United Kingdom (“
UK
”) and the European Union (“
EU
”) is governed by the
EU-UK
Trade and Cooperation Agreement (“
TCA
”). The TCA does not replicate in full the UK’s membership of the EU and negotiations are ongoing between the UK and the EU in a number of areas including, but not limited to, financial services. The consequences of Brexit, together with the protracted negotiations around the terms of Brexit and the negotiations that the UK is currently undertaking with other countries with a view to replicating (where possible) the effects of the EU’s international trade agreements which the UK will no longer benefit from, could introduce significant uncertainties into global financial markets and adversely impact the regions in which the Adviser and its clients operate. As a result, the potential returns on the Fund’s investments could be materially adversely affected.
Illiquid Investments
The Fund will invest in highly illiquid investments. The Fund does not expect to be able to transfer its investments in, or to withdraw from, the portfolio entities. In addition, the investments of the Fund generally will be investments for which no liquid market exists, and the Fund may be required to hold such investments until maturity or otherwise be restricted from disposing of such investments. Similarly, the portfolio entities in which the Fund invests, themselves, may face reduced opportunities to exit and realize value from their investments, including without limitation in the event of a general market downturn or a specific market dislocation. As a consequence, a portfolio entity or the Fund may not be able to sell its investments when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Furthermore, under certain circumstances, redemptions may be made by the Fund to Shareholders in kind and could consist of securities for which there is no readily available market.
The Fund may permit greater liquidity for Shareholders than the Fund is able to obtain with respect to portfolio entities and its other underlying assets. Such discrepancy could make the Fund vulnerable to a “run” on Fund assets resulting from repurchase requests that are greater than can be satisfied by the Fund.
Real Estate Risks Generally
The Direct Equity Investments may be subject to the risks inherent in the ownership and operation of real estate and real estate-related businesses and assets. Deterioration of real estate fundamentals generally, and in the U.S. and Canada in particular, would negatively impact the performance of the Fund. These risks include, but are not limited to, those associated with the burdens of ownership of real property, general and local economic conditions, changes in environmental and zoning laws, casualty or condemnation losses, regulatory limitations on rents, decreases in asset values, changes in the appeal of assets to tenants, changes in supply of and demand for competing assets in an area (as a result, for instance, of overbuilding), fluctuations in the average occupancy, operating income and room rates for hotel assets, the financial resources of tenants, changes in availability of debt financing which may render the sale or refinancing of investments difficult or impracticable, changes in building, environmental and other laws, energy and supply shortages, various uninsured or uninsurable risks, natural disasters, political events, changes in government regulations (such as rent control), changes in real property tax rates and operating expenses, changes in interest rates, and the availability of mortgage funds, which may render the sale or refinancing of investments difficult or impracticable, increased mortgage defaults, increases in borrowing rates, negative developments in the economy or political climate that depress travel activity, environmental liabilities, contingent liabilities on disposition of assets, acts of God, terrorist attacks, war and other factors that are beyond the control of the Adviser. In addition, in acquiring an asset or stock, the Fund may agree to lock-out
provisions that materially restrict it from selling that asset or stock for a period of time or that impose other restrictions, such as a limitation on the amount of debt that can be placed on that asset. There can be no assurance that there will be a ready market for the resale of Direct Equity Investments. Illiquidity may result from the absence of an established market for Investments or a disruption in the market.
Real Estate Title
Disputes over ownership of land sometimes occur. In certain jurisdictions including the U.S., title insurance is readily available to cover this risk, though typical exclusions from policies may render them ineffective in certain cases. In countries where title insurance is not readily available, or where the Fund does not obtain it, the Fund could rely on opinions of title from lawyers or other professionals, which may prove inaccurate. Furthermore, in some jurisdictions, certain social groups may have claims against property that otherwise appears to be properly entitled in the real estate registries, which may encumber title of property acquired by the Fund or its portfolio companies. In other jurisdictions, the real estate registry commonly does not reflect the true holder of the real estate title, which complicates title research and may result in title problems. Finally, in some jurisdictions, a purchase of real property can be attacked as not meeting “true sale” requirements and recharacterized as secured financing in the event the seller becomes insolvent. If any of these events occurs in relation to any of the Fund’s interests or properties, the Fund could lose value or certain of its rights in relation thereto.
Impact of Market Conditions on Commercial Real Estate Generally
The commercial real estate markets in which the Fund operates are affected by a number of specific conditions, such as planning, environmental, leasing, tax and other real estate-related laws and regulations, prevailing rental rates, prospective rental growth, occupancy rates, lease lengths, tenant creditworthiness and solvency, and benchmark investment yields and spreads that apply to commercial real estate. Adverse general economic and market conditions, such as those that prevailed during the most recent global economic downturn, could have a material adverse effect on commercial real estate assets, including by decreasing demand for commercial real estate, reducing rental income, decreasing occupancy rates, causing tenants to terminate leases early or enter bankruptcy proceedings, and decreasing the value of real estate assets generally. Declines in rental income on real estate as a result of negative market conditions would not necessarily be accompanied by a decline in significant expenses associated with holding real estate, such as real estate taxes, utility rates, insurance rates, and renovation and maintenance costs. This mismatch would accentuate the impact of a negative market event.
Local Real Estate Market Conditions
The success of each real estate investments may depend upon the performance of the local real estate markets where the portfolio companies operate and/or the assets are located. Local real estate markets can decline for any of a number of reasons, including but not limited to, population decline, poor regional economic performance, excess development leading to oversupply, local government policies and heightened taxes. No assurance can be given that the local real estate markets in which the Fund invests or the portfolio companies operate will improve, or remain constant, over the term of the Fund. Market conditions can deteriorate due to factors outside the foresight or control of the Adviser. Actual or perceived trends in real estate markets do not guarantee, predict or forecast future events, which may differ significantly from those implied by such trends.
Leasing Real Estate
The Fund’s investments for let are subject to various risks related to leasing and tenants. The Fund competes with other owners of real estate to lease space, and the occupancy and rental rates of its assets depend on leasing market activity. A tenant in one of the Fund’s assets may experience a decline in its business that weakens its financial condition and ability to make rental payments when due, or the tenant’s financial results from the asset rented from the Fund may decline such that the tenant has an incentive to terminate the lease. In some instances, the principal asset of a tenant is its improvements to the leased property, or the liability of the tenant may be contractually limited to its interest in such improvements. In those cases, the Fund relies only on the tenant’s equity interest in the improvements to secure the tenant’s obligations under the lease.
Tenants terminate leases, including before the term ends, for a variety of reasons. In addition, a tenant may seek the protection of applicable bankruptcy or insolvency laws, which could result in the rejection or termination of the tenant’s lease or other adverse consequences to the landlord. The Fund may be thwarted in attempts to enforce its rights as lessor and, even where the Fund is successful in enforcing its rights, the Fund may not be able to fully mitigate its losses or prevent future losses. After a lease has been terminated, the Fund nonetheless bears the fixed costs of ownership of the asset, such as real estate taxes, maintenance and other operating expenses and, if applicable, interest and amortizations on any related financing. Property that has been vacated by a tenant may not be relet at the same rental rate (or at all), thereby reducing the operating income from the property, and the Fund may need to make unexpected capital investments or take additional steps to lease the property again.
Any of the risks described herein could be exacerbated to the extent any tenant leases property from more than one of the Fund’s investments.
Capital Intensive
Real estate investing is capital intensive. The Fund could own or acquire assets that have defects, and normal wear and tear on the Fund’s assets necessitate repairs. The Fund may own or acquire an asset with a capital expenditure plan, but the condition of the asset may cause the capital requirements to exceed expectations. Furthermore, the Fund may be required to expend funds to correct defects or to make improvements before an investment in an asset can be sold. In all these cases, the Fund would be required to expend capital on the asset in excess of the Adviser’s business plan. No assurance can be given that the Fund will have the necessary funds available to meet the capital requirements of any particular asset or that any such efforts or expenditures will be successful.
Fluctuations in Capitalization Rates
Pricing of commercial real estate is commonly tracked through prevailing market capitalization rates. An asset’s capitalization rate is its net operating income divided by its market value. If the market capitalization rate of an asset acquired by the Fund rises above the capitalization rate at time of its acquisition, the value of the asset would be negatively affected, absent offsetting increases to net operating income since time of acquisition. There can be no assurance that capitalization rates will not increase from time of acquisition.
Investment in Troubled Assets
The Fund could make investments in nonperforming, underperforming or troubled assets or undercapitalized real estate companies. The success of such investments often depends on the Adviser’s ability to reposition the assets or improve their operating results, which may require additional capital. There can be no assurance the Adviser or the Fund will be successful in such endeavors.
Governmental Action Risk
The Fund’s investments may become subject to condemnation, seizure, eminent domain or other similar actions by governmental authorities. Such an action could have a material adverse effect on the financial viability and marketability of the Fund’s investment and there can be no assurance that the Fund will have, or be able to effectively enforce, any rights to prevent such action. In addition, the Fund may not be able to anticipate and/or insure against any such losses of property and ultimately may not receive adequate or timely compensation for the cost of its investment and any improvements or other costs relating thereto.
Development Risk
Successful development of new or expansion projects may require the involvement of a broad and diverse group of stakeholders who will either directly influence or potentially be capable of influencing the nature and outcome of the project. Such characteristics may include, without limitation, political or local opposition, receipt of regulatory approvals or permits, site or land procurement, environment-related issues, construction risks and delays, labor disputes, counterparty non-performance,
project feasibility assessment and dealings with and reliance on third-party consultants. When making an investment, value may be ascribed to potential development projects that do not achieve successful implementation, potentially resulting in a lower than expected returns to the Fund.
Limited Liquidity; No Market for Shares
An investment in the Fund may be considered to be a relatively illiquid investment because Shares are not generally transferable without the prior consent of the Board and the redemption rights of the Shareholders are restricted as described above and in the Articles. In addition, transfer of the Shares may be affected by restrictions on resales imposed by applicable law. The Fund is not intended as a complete investment program and is designed only for persons who are able to bear economic risk of investment and are sophisticated persons in connection with financial and business matters who do not need liquidity with respect to their investments.
Time Required to Maturity of Investments
A significant period of time may elapse from the time when the Fund makes an investment until the time that the Fund or the relevant portfolio entity is able to realize a return on such investment. As a result, proceeds from investments may not be realized by the Fund for a substantial time period to be available to meet the Fund’s ongoing liquidity needs, including without limitation any repurchase requests.
Risks Associated with Portfolio Entities
The portfolio entities in which the Fund may invest (which includes any subsidiary investment vehicles or other entities through which the Fund makes an investment) will sometimes involve a high degree of business and financial risk. Such portfolio entities and/or their respective sponsors or managers may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, may have a high level of leverage or may otherwise have a weak financial condition. In addition, portfolio entities and/or their respective sponsors and managers may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities and a larger number of qualified managerial and technical personnel. Portfolio entities in
non-U.S.
jurisdictions may be subject to additional risks, including changes in currency exchange rates, exchange control regulations, risks associated with different types (and lower quality) of available information, expropriation or confiscatory taxation and adverse political developments. In addition, during periods of difficult market conditions or slowdowns in a particular investment category, industry or region, Portfolio entities may experience decreased revenues, financial losses, difficulties in obtaining access to financing and increased costs. During these periods, they may also have difficulty in expanding their respective businesses and operations and may be unable to service their outstanding obligations or pay expenses as they become due. A general market downturn or a specific market dislocation may adversely affect the Fund’s investment performance.

Volatility; Interest Rate Risk
General fluctuations or instability in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Fund’s investments. Generally, if interest rates rise, the value of such investments, including debt and mezzanine investments, will decline. During periods of rising interest rates, the average life of certain types of securities in which the Fund may invest may be extended, because borrowers choose not to repay principal on the loans to take advantage of a below market interest rate. This extension risk increases the security’s duration (the estimated period until the security is paid in full) and may reduce the value of the security. During periods of declining interest rates, an issuer of fixed-income securities may be more likely to exercise its option to prepay principal, which may make an investment less profitable. This is known as call or prepayment risk. Additionally, the Fund may borrow, without limitation, to fund investments and/or redemptions, all expenses relating to the operation of the Fund (and any related investment vehicles) (“
Fund Expenses
”) or other liabilities or obligations of the Fund. While such use of borrowed funds may increase returns if the Fund earns a greater return on investments purchased with borrowed funds (or investments that need not be sold to meet repurchase requests or pay Fund Expenses) than it pays for such funds, the use of borrowed funds decreases returns if the Fund fails to earn as much as it pays for such funds. As a result, rising interest rates could directly impact the Fund’s performance and the NAV per Share.
Contingent Liabilities
From time to time the Fund may incur contingent obligations in connection with an investment. For example, the Fund may purchase from a lender a revolving credit facility or bank loan obligation that has not yet been fully drawn or funded or may agree to backstop a bank syndicate’s or other participant’s financing commitments to fund a merger or acquisition. If the borrower subsequently draws down on the facility, the Fund would be obligated to fund the amounts due. The Fund may also enter into agreements pursuant to which it agrees to assume responsibility for default risk presented by a third-party, and may, on the other hand, enter into agreements through which third-parties offer default protection to the Fund. Other contingent obligations incurred in the ordinary course of the Fund’s business could include commitments to fund joint venture equity at future dates, indemnities or guarantees, and representations or warranties upon sale or disposition. Unresolved claims, including threatened litigation against the manager, its affiliates, or the fund, or tax assessments or claims for unpaid taxes, are also a source of possible contingent liabilities. Contingent obligations may result in reserves and holdbacks upon distributions or dissolution of the Fund, which may subsist indefinitely.
Reliance on Direct Investment Sponsors
The Fund will be investing in direct investments sponsored, controlled and managed by third parties. The Fund will generally not have an active role in the management of the assets of Direct Investments, and the Fund’s ability to withdraw from or transfer its interests in such Direct Investments will be limited. As a result, the performance of the Fund will depend significantly on the investment and other decisions made by third parties, which could have a material adverse effect on the Fund’s performance.
As discussed above, various laws enacted for the protection of creditors may be applied to investments the Fund may make and the Fund may sustain losses or incur legal defense costs as a result. Losses may be realized years after the investments were bought or sold by the Fund. These creditor-protection laws may be applied to Fund investments in bonds or bank loans of distressed companies that go or have gone into bankruptcy, and also may be applied to equity investments bought or sold by the Fund. For example, under U.S. federal and state laws of fraudulent conveyance (if applicable), if loans made to companies that are insolvent or are rendered insolvent as a result of the transaction that includes the borrowing, the loans or the liens or guaranties that secure such loans may be judicially invalidated, and the borrower’s payments of principal, interest or fees to its lenders or stock dividends or stock repurchase payments may be recouped. In the United States, fraudulent conveyance actions may target transfers made as much as six years before the commencement of the fraudulent conveyance action or a bankruptcy case. Similar to fraudulent conveyance actions, preference actions also may be asserted under U.S. law (if applicable) against investors in a failing company. If an issuer in which the Fund has an investment becomes insolvent, any payment made by the issuer on such investment, including loan interest, principal or fees, may be subject to disgorgement as a “preference” if made within a certain period of time (which may be as long as one year) before the date the issuer goes into bankruptcy. Under other principles of U.S. bankruptcy law (if applicable), loans may lose their priority due to “equitable subordination,” which is a remedy where a court subordinates the claim of a creditor to claims of disadvantaged creditors.
The Fund may invest in the debt securities of highly leveraged investments. Debt investments may not be protected by financial covenants or limitations upon additional indebtedness and there may be no minimum credit rating for such debt investments. Other factors may materially and adversely affect the market price and yield of debt investments, including, without limitation, prevailing interest rates, investor demand, changes in the financial condition of investments, government fiscal policy and domestic or worldwide economic conditions. Specifically, for any real estate investment, a downturn in any of a borrower’s businesses could ultimately lead to bankruptcy if it is unable to timely resolve the underlying causes, which may be largely outside of its control. Bankruptcy and insolvency laws afford certain rights to a party that has filed for bankruptcy or reorganization that may render certain remedies unenforceable, or, at the least, delay our ability to pursue such remedies and realize any recoveries in connection therewith.
Debt Securities Risk
Debt securities in general do not entitle their holder to control rights over the issuer and are subject to creditor risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance” or “preferential payment” under relevant creditors’ rights laws,
(ii) so-called
lender liability claims by the issuer of the obligations and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. The Fund’s investments in debt securities also may be subject to early redemption features, refinancing options, pre-payment
options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected. Additionally, the Fund may invest in private sector debt securities and instruments, including, without limitation, “higher yielding” (and, therefore, generally higher risk) debt securities, syndicated bank loans and other subordinate debt obligations from time to time, and a major economic recession or financial crisis could have a material adverse impact on the value of such securities and instruments or otherwise increase the incidence of defaults. With respect to credit ratings (if any), an issuer’s rating is heavily weighted by historical data and does not necessarily reflect future conditions. In addition, the rating agencies may have difficulty rating and monitoring fixed-income securities through different economic cycles. If rating agencies incorrectly rate, or downgrade ratings on, fixed-income securities, the value of the securities may decrease substantially.
Volatile Market Conditions
In recent years there has been extended volatility and disruption in the global financial markets. Market volatility and disruption could adversely affect the portfolio entities, which, in turn, would adversely affect the performance of the Fund. For example, the lack of available credit and/or the increased cost of credit may materially adversely affect the performance of portfolio entities that rely heavily on leverage such as leveraged buyout funds. Disruptions in the debt and equity markets may make it more difficult for the portfolio entities and the Fund to exit and realize value from their investments, because potential buyers of portfolio entities may not be able to finance acquisitions and the equity markets may become unfavorable for initial public offerings. In addition, volatility may directly affect the market prices of securities issued by many companies for reasons unrelated to their operating performance and may adversely affect the valuation of the Fund’s investments. Furthermore, volatile market conditions can result in increased redemptions from the Fund.
Any or all of these factors may result in lower Fund investment performance. Governmental authorities have undertaken, and may continue to undertake, a variety of initiatives designed to strengthen and stabilize the economy and the financial markets. However, there can be no assurance that the introduction, implementation and winding down of these initiatives will be successful, and there is no way to predict the ultimate impact of the disruption or the effect that these initiatives will have on the performance of the portfolio entities or the Fund.

Consequences of the Fund’s Failure to Satisfy Capital Calls
If the Fund does not timely meet its obligations to make capital contributions when due to any of its portfolio entities or other counterparties, whether because of a lack of resources resulting from over-commitments by Hamilton Lane, mismanagement of the Fund’s cash by Hamilton Lane or any other reason, the Fund may be subject to significant penalties under the terms of such portfolio entity or counterparty, which could have a material adverse effect on the value of the Fund’s investment in such portfolio entity or subject the Fund to liability to such counterparty. As the Fund will have neither the right to call additional capital contributions from Shareholders nor the right to require the return of any distributions, the Fund may have increased difficulty in meeting unexpected capital calls from portfolio entities or obligations to return distributions to portfolio entities.
Currency Risk
The Fund’s portfolio is anticipated to include investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the portfolio investments are denominated against the U.S. dollar may result in a decrease of the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.
Hedging Risks
With a view toward reducing the risk of adverse movements in currency exchange rates, interest rates and securities prices of, and other market risks with respect to, its investments, the Fund may employ a wide range of hedging techniques, including through the purchase of currency exchange contracts, futures, forwards, put and call options of any type, swap transactions (including interest rate, credit default, asset, index, inflation, correlation, basis, currency, variance swaps and the purchase or sale of related caps, floors, collars, and swaptions), derivatives and other means determined in the judgment of Hamilton Lane to involve instruments or methods that evidence a negative correlation to risk desired to be hedged. There can be no guarantee that suitable hedging instruments or methods will be available at the time when the Fund wishes to use them, and the Fund does not expect to be able to eliminate its exposure to exchange rate, interest rate and security price fluctuations and other market risks. Additionally, in the event of an imperfect correlation between a position in a hedging instrument and the position that it is intended to protect or because of the cost of such investment, the desired protection may not be obtained, and the Fund may be exposed to a risk of loss. The use of hedging techniques will incur costs and expenses, which may reduce the returns of the Fund, and the Shareholders will bear all such costs and expenses, even if such hedging does not prevent a loss to the Fund or if such costs are in excess of any hedging gain.
Leverage Utilized by the Fund
The Fund may borrow money or otherwise utilize leverage in connection with its investment activities and to otherwise provide liquidity. Leverage may be used to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other assets or additional sales of Shares. The Fund is expected to enter into the credit agreement for such purposes.
Specifically, the Fund may borrow money through a credit facility or other arrangements to portfolio investments in infrastructure-related investments up to the limits imposed by the 1940 Act. The 1940 Act’s asset coverage requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this asset coverage requirement is breached, subject to certain exceptions.
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its investments at inopportune times, which may further depress the returns of the Fund.
Illustration.
The following table illustrates the effect of leverage on returns from an investment in our Shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes: (i) 375 million in average total assets, (ii) a weighted average cost of funds of 2.0%, (iii) $75 million in borrowings outstanding (i.e. assumes the Fund borrows funds equal to 25% of its average net assets during such period), and (iv) $300 million in average Shareholders’ equity. In order to compute the corresponding return to Shareholders, the “Assumed Return on the Fund’s Portfolio (net of expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to Shareholders. The return available to Shareholders is then divided by Shareholders’ equity to determine the corresponding return to Shareholders. Actual interest payments may be different.

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Stockholders	-13%	-6.7%	-0.5%	5.8%	12.0%
Similarly, assuming (i) $
375
million in average total assets, (ii) a weighted average cost of funds of
2.0
% and (iii) $75 million in borrowings outstanding, the Fund’s assets would need to yield an annual return (net of expenses) of approximately 1.57% in order to cover the annual interest payments on the Fund’s outstanding borrowings.
Co-Investment
Opportunities
The Fund’s investment portfolio will include
co-investments,
which are indirect investments in the equity of private companies, alongside private equity funds and other private equity firms via special purpose vehicles (“
SPVs
”). There can be no assurance that the Fund will be given
co-investment
opportunities, or that any specific
co-investment
offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. Due diligence will be conducted on co-investment
opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such co-investments.
The Fund’s ability to dispose of
co-investments
may be severely limited.
Many entities compete with the Fund in pursuing
co-investments.
Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive co-investment
opportunities from time to time.

Inflation Risk
If an investment is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. Many of the Fund’s investments may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. As inflation rises, an investment may earn more revenue but may incur higher expenses. As inflation declines, an investment may not be able to reduce expenses commensurate with any resulting reduction in revenue. There is a risk of a rise in real interest rates, which is likely to create higher financing costs and may reduce the amount of levered, after-tax
cash flow generated by an investment.
Market Disruption and Geopolitical Risk
Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the various counties, including the U.S., the response of the international community—through economic sanctions and otherwise—to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events may result in market volatility, may have long-term adverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.
The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund has a commercial relationship could adversely affect, among other things, the Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s ability to borrow from financial institutions on favorable terms.
Additionally, if the sponsor of portfolio fund has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio fund or its Portfolio Companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.
The coronavirus (“
COVID-19
”) pandemic has adversely impacted global commercial activity and contributed to significant volatility in the capital markets. The
COVID-19
pandemic and restrictive measures taken to contain or mitigate its spread have caused, and are continuing to cause, business shutdowns, or the reintroduction of business shutdowns, cancellations of events and restrictions on travel, significant reductions in demand for certain good and services, reductions in business activity and financial transactions, supply chain interruptions, labor shortages, increased inflationary pressure and overall economic and financial market instability both globally and in the U.S. While several countries, including the U.S., relaxed the public health restrictions partly as a result of the introduction of vaccines, the future impact of
COVID-19
is currently unknown. The effects to public health, business and market conditions resulting from the
COVID-19
pandemic may have a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing
political, social and economic risks.
Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could become more significant. Certain infrastructure-related assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the U.S. and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder tenders. The Fund could seek to not conduct tender offers in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.
Termination of the Fund’s Interest in a Portfolio Entity
If the general partner or manager of a portfolio entity determines that the continued participation of the Fund in the portfolio entity would have a material adverse effect on the portfolio entity or its assets, the portfolio entity may, among other things, terminate such interest in the portfolio entity or impose other penalties on the Fund.
Portfolio Entity Risk of Leverage
In addition to the leverage incurred by the Fund, portfolio entities may employ significant leverage in connection with their operations, investments and/or other activities. Leverage generally magnifies both the opportunities for gain as well as the risk of loss from an equity investment, and calculations of NAV per Share will be exposed to this magnified risk-return dynamic. Portfolio entities may be subject to restrictive financial and operating covenants as a result of their use of leverage. Leverage may render these portfolio entities vulnerable to increases in interest rates and impair their ability to finance their future operations, activities and capital needs. As a result, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged portfolio entity’s financial performance will tend to increase or decrease at a greater rate than if borrowed money were not used.
The Fund, and subsidiary investment vehicles through which the Fund invests, may also employ leverage, including pursuant to a secured credit facility. While the use of borrowed funds increases returns if the Fund earns a greater return on investments purchased with borrowed funds than it pays for such funds, the use of leverage decreases returns if the Fund fails to earn as much on such investments as it pays for such funds. Failure to satisfy the terms of debt incurred by the Fund can have negative consequences, including forced liquidation of investments in order to satisfy the Fund’s obligations.
Fraudulent Activities
There is a risk that a sponsor or manager of any portfolio entity may knowingly, negligently or otherwise withhold or misrepresent information regarding the portfolio entity’s performance or activities, including the presence or effects of any fraudulent or similar activities (“
Fraudulent Activities
”). Hamilton Lane is not expected to be in a position to monitor the accuracy of information provided by any such sponsor or manager, nor would they generally have the opportunity to discover such situations prior to the time such sponsor or manager discloses (or there is public disclosure of) the presence or effects of any Fraudulent Activities. Accordingly, Hamilton Lane cannot offer any assurances that portfolio entities or their respective sponsors or managers will not engage in Fraudulent Activities or that Hamilton will have the opportunity or ability to protect the Fund from suffering a loss because of such Fraudulent Activities.

Further, there is a risk that the management of a portfolio entity may engage in Fraudulent Activities. In the case of portfolio entities owned directly by the Fund, Hamilton Lane may not discover such Fraudulent Activity for a significant period, particularly given that it is expected that the Fund will not own controlling interests in such portfolio entities and thus may not have access to all relevant information. In the case of portfolio entities owned indirectly through an underlying fund, the underlying fund’s sponsor may not discover such Fraudulent Activity for a significant period of time and, even if they do, may not disclose it to the Fund or otherwise respond similar to how Hamilton Lane would respond if it were placed in a similar situation. The Fund could suffer losses as a result of such occurrence.
In addition, certain service providers to, consultants and other third-parties engaged by a portfolio entity or the Fund may engage in Fraudulent Activities, and such Portfolio Entity may intentionally or negligently benefit from such Fraudulent Activities.
Hamilton Lane will likely not learn of Fraudulent Activities within a time frame sufficient to prevent significant harm to the Fund and the Shareholders. Even if Hamilton Lane is able to detect potential Fraudulent Activities and a determination is made to attempt to remove and terminate the relevant general partner, sponsor, management, service provider, consultant or other third-party, there is no guarantee that Hamilton Lane will be able to do so or, even if successful, that it will not take a significant amount of time and expense on the part of the Fund to do so. There is also a risk that such general partner, sponsor, management, service provider, consultant or other third-party could convert assets contributed by the Fund to any portfolio entity or paid by the Fund to any other third-party to its own use. There can be no assurance that general partners, sponsors, managements, portfolio entities, service providers, consultants and other third-parties will comply with all applicable laws and that assets of the Fund entrusted to the portfolio entities or other third-parties will be protected.
Limited Availability of Information
Due to confidentiality concerns, portfolio entities generally will not permit the Fund to disclose information regarding the portfolio entity’s investment strategies, investments, risks and/or prior performance. In addition, certain portfolio entities may provide limited or no information regarding their investment strategies or investments. Accordingly, in certain circumstances, Shareholders may not have, and the Fund may not be able to provide, sufficient information to evaluate to their full satisfaction the risks of investing in the Fund and the manner in which the capital they have contributed to the Fund has been invested. In addition, incomplete information may affect the valuations of investments, which may not be indicative of current or ultimate, realizable values.
Risks Related to the Fund’s Business and Structure
Independence and Discretion of the Board
The Board may change our investment objective or may modify or waive our current operating policies and strategies without prior notice or Shareholder approval, the effects of which may be adverse. Our Board, however, may not change our fundamental policies without the consent of a majority of our voting Shares. Our investment objective is to seek long-term capital appreciation. We intend to seek to achieve our investment objective by primarily investing in investment interests. In addition, the Board has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without Shareholder approval. We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, net asset value, operating results or the value of the Shares. However, the effects might be adverse, which could negatively impact our ability to pay distributions and cause Shareholders to lose all or part of their investment. Moreover, we will have significant flexibility in investing the net proceeds of the Offering and may use the net proceeds from the Offering in ways with which investors may not agree or for purposes other than those contemplated at the time of the Offering.

Finally, since our Shares are not listed on a national securities exchange, Shareholders will be limited in their ability to sell their Shares in response to any changes in our investment objective, operating policies, investment criteria or strategies.
Reliance on Key Personnel
The success of the Fund will depend in part upon the skill and expertise of Hamilton Lane’s investment professionals. There can be no assurance that such professionals will continue to be associated with Hamilton Lane, and any departure or resignation of any key employee of Hamilton Lane could have an adverse impact on the performance of the Fund.
Reliance on the Adviser
Our ability to achieve our investment objective depends on the Adviser’s ability to manage and support the investment process. If the Adviser were to lose access to its professionals, our ability to achieve our investment objective could be significantly harmed. Since we have no employees, we will depend on the investment expertise, skill and network of business contacts of the Adviser. The Adviser will evaluate, negotiate, structure, execute, monitor and service our investments. Our future success will depend to a significant extent on the continued service and coordination of the professionals of the Adviser. The departure of any of the Adviser’s professionals could have a material adverse effect on our ability to achieve our investment objective.
Our ability to achieve our investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance, and monitor underlying funds and other companies and investments, and the Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve our investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. The Adviser’s failure to support our investment process could have a material adverse effect on our business, financial condition and results of operations.
Each of the Investment Advisory Agreement and Administration Agreement have termination provisions that allow the parties to terminate the agreements without penalty. For example, the Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to us. If any such agreement is terminated, it may adversely affect the quality of our investment opportunities. In addition, in the event such agreements are terminated, it may be difficult for us to replace the Adviser or Administrator.
Management Risk
We are subject to management risk because we are an actively managed investment portfolio. The Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for us, but there can be no guarantee that these will produce the desired results. We may be subject to a relatively high level of management risk because we may invest in private, illiquid instruments, which may be highly specialized instruments that require investment techniques and risk analyses different from those associated with other investments and asset classes, such as publicly traded equities and bonds.
If our techniques for managing risk are ineffective, we may be exposed to unanticipated losses.
In order to manage the significant risks inherent in our business, we must maintain effective policies, procedures and systems that enable us to identify, monitor and control our exposure to market, operational, legal and reputational risks. Our risk management methods may prove to be ineffective due to their design or implementation or as a result of the lack of adequate, accurate or timely information. If our risk management efforts are ineffective, we could suffer losses or face litigation, particularly from our clients, and sanctions or fines from regulators. Our techniques for managing risks may not fully mitigate the risk exposure in all economic or market environments, or against all types of risk, including risks that we might fail to identify or anticipate. Any failures in our risk management techniques and strategies to accurately quantify such risk exposure could limit our ability to manage risks or to seek positive, risk-adjusted returns. In addition, any risk management failures could cause fund losses to be significantly greater than historical measures predict. Our more qualitative approach to managing those risks could prove insufficient, exposing us to unanticipated losses in our net asset value and therefore a reduction in our returns.
Operational Risk
An investment in us, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on us. While we seek to minimize such events through controls and oversight, there may still be failures that could cause losses to us.
Importance of Relationships; Competition for Access to Investments and Investment Funds
Hamilton Lane seeks to maintain strong relationships with the sponsors of investment funds in which it has previously made investments and who may provide opportunities for Direct Investments and Opportunistic Investments, as well as Secondary Investments, and with investors who may represent potential sellers in the private equity and private debt secondary markets. However, the market for access to Direct Investments, Opportunistic Investments and Secondary Investments is extremely competitive and the positioning of Hamilton Lane as an institutional participant in private markets may evolve as markets mature or in response to such competition, and there can be no assurance that Hamilton Lane will be able to secure the opportunity to invest on behalf of the Fund in all of the investments it selects or desires, or that the size of the investments available to Hamilton Lane will be as large as it would want. Moreover, because Hamilton Lane generally will not control the investment or other business decisions of any portfolio entity, there can be no assurance that the Fund will achieve its desired exposure to the relevant investment categories, industries and regions.
Competition Among Alternative Asset Sponsors
Numerous alternative asset sponsors have raised or are raising new capital for investments. We expect sponsors to continue to raise new capital for investments in the future. This has the effect of increasing competition for attractive investments and could make it more difficult for the Fund and the portfolio entities to successfully identify, structure and execute investments at attractive valuations or otherwise achieve their investment objectives.
Risks of Investing With Third Parties;
Non-Controlling
Investments
The Fund will be investing primarily in portfolio entities sponsored, controlled and/or managed by third-parties. Such third-party managers and sponsors may have interests (including financial interests) which are inconsistent with those of the Fund and may be in a position to take or block actions in a manner adverse to the Fund’s interests. The Fund generally will have little opportunity to negotiate the terms in any portfolio entity, and the Fund generally will not have the right to determine the timing or terms of the disposition of investments, but rather will be required to rely on third-party sponsors and managers to make such determinations, which may or may not be in the best interest of the Fund. The Fund will not have an active role in the management of the portfolio entities and will be relying on third parties to effectively manage the portfolio entities. The Fund’s ability to withdraw from, or transfer, its investment in any portfolio entity will be limited. As a result, the performance of the Fund will depend significantly on the investment and other decisions made by third parties, which could have an indirect, material adverse effect on returns to investors in the Fund.

Furthermore, by virtue of its relationship with other investors in any particular portfolio entity, the Fund may be deemed to be part of a control group and may be exposed to potential liabilities of a controlling person with respect to the portfolio entity, including liabilities for environmental damages, product defects, unfunded pension liabilities, failures to supervise management and violations of governmental regulations.
In addition, the Fund may make investments together with other Hamilton Lane funds, investment vehicles and/or accounts, including through commonly owned subsidiary investment vehicles. As a result, to the extent any other Hamilton Lane fund, investment vehicle or account defaults in its obligation to any such subsidiary investment vehicle, the Fund could be adversely affected by having to make up its portion of the shortfall created by such default. If the Fund and any other relevant Hamilton Lane funds, investment vehicles and/or accounts do not, or are unable to, collectively make up the shortfall created by such default, then the subsidiary investment vehicle will likely default on its obligation under the applicable transaction documents relating to the subsidiary investment vehicle’s underlying investment or investments. Such a default will likely have adverse consequences (which will generally depend on such transaction documents) and the Fund could be responsible for its portion of any liabilities or losses resulting from such default. Moreover, the use of such subsidiary investment vehicle may give rise to various conflicts of interest. For example, the use of any such vehicle may make it more difficult to address specific considerations applicable to the Fund, and the other participating Hamilton Lane funds, investment vehicles and/or accounts, as well as their respective investors, than if separate vehicles were used for each of the Fund and such other funds, investment vehicles and accounts. Hamilton Lane will be governed by different terms in its contractual arrangements with the Fund and such other funds, investment vehicles and accounts, including terms regarding fees and other compensation to Hamilton Lane, expenses, portfolio construction and investment objectives, which differences may engender conflicts of interest. In addition, a level of discretion will be required with respect to each entity’s relative participation in any such vehicle, including adjustments intended to reflect the entities’ relative capital available for investment as of the conclusion of their respective offering periods.
Third-Party involvement
The Fund may in some situations
co-invest
with third parties through joint ventures or other entities. Such investments could involve additional risk in the event that a joint venture partner has economic or business interests that are inconsistent with those of the Fund. In addition, in certain circumstances the Fund could be liable for actions of its joint venture partners.
Third-Party Broken Deal Expenses
When the Fund agrees or indicates an interest to participate in a Direct Investment, Secondary Investment, Opportunistic Investment or other investment with a third-party and such prospective investment is not consummated, there may nonetheless be significant costs, expenses and fees relating to such prospective investment, including for diligence, structuring and payment of “broken deal fees,” and, in certain cases, the third-party may have significant flexibility in allocating such costs, expenses and fees among the Fund and other potential investors. As a result, the Fund may be required to bear significant costs, expenses and fees in relation to unconsummated Direct Investments, Secondary Investments, Opportunistic Investments and other investments, including in some cases, amounts greater than its proportionate share would be based on its anticipated share of the prospective investment that was not consummated.
No Right to Control the Fund’s Operations
The Shareholders will have no opportunity to participate in the day-to-day
operations, including investment and disposition decisions, of the Fund. In order to safeguard their limited liability for the liabilities and obligations of the Fund, the Shareholders must rely entirely on Hamilton Lane to conduct and manage the affairs of the Fund.

Alternative Investment Vehicles
Based on legal, tax, regulatory and other structuring considerations, the Board, in consultation with the Adviser, may form and cause an investment to be made through one or more alternative investment vehicles. The terms of any alternative investment vehicles may vary from the terms of the Fund based in part on the structure of the relevant investment, legal requirements, and tax, regulatory and other considerations, as determined by the Board (in consultation with the Adviser). For purposes of calculating the management fee, any investment held in an alternative investment vehicle will be treated as if held by the Fund, except to the extent that the Board determines in good faith after consultation with the Adviser and counsel that the aggregation of results between the alternative investment vehicle and the Fund materially increases the risk of adverse tax consequences or imposes legal, regulatory or other constraints. The use of any such alternative investment vehicles is permitted, but not required, and there can be no assurance that alternative investment vehicles will be utilized. Further, if alternative investment vehicles are utilized in connection with particular investments, the tax treatment of those alternative investment vehicles, and the tax consequences to the Shareholders of investing in those alternative investment vehicles, may vary from the tax treatment of investing in the Fund and the tax consequences to the Shareholders otherwise described herein. Shareholders participating through such an alternative investment vehicle will bear the costs and expenses (including taxes) of such alternative investment vehicle, and such amounts will be treated as distributions to such Shareholders.
Exculpation and Indemnification of Management and Other Persons.
Under the terms of the Articles, the Board of the Fund, the Fund’s officers, the Adviser and any of their respective affiliates, principals, members, managers, shareholders, partners, officers, directors, employees, agents and representatives (each, a “
Covered Person
”) shall not be liable to the Fund or the Shareholders for damages related to any act or omission of any Covered Person relating to the Fund, except for damages determined by a court of competent jurisdiction in a final judgment to be primarily and directly attributable to any act or omission by and Covered Person constituting willful misfeasance (within the meaning of Section 17(h) of the 1940 Act), bad faith, gross negligence or reckless disregard in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties. (any such act or omission being “
Disabling Conduct
”). Subject to the terms of the Articles, the Fund will indemnify each Covered Person against any and all liabilities, obligations, losses, damages, penalties, actions, judgements, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Covered Person or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Covered Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the of the Fund, on the part of the Covered Persons when action on behalf of the Fund or otherwise in connection with the business or affaires of the Fund, except to the extent that such claims, damages, liabilities, costs or expenses are determined by a court of competent jurisdiction in a final judgment to have resulted primarily and directly from such Covered Person’s Disabling Conduct. As a result of these exculpation and indemnification provisions, the Shareholders will have limited recourse in the event of losses arising from the investment activities or other operations of the Fund. In addition, the constitutive documents of the portfolio entities will typically have similar exculpation and indemnification agreements, which will effectively limit the recourse of the Fund against the sponsor of any portfolio entity and its covered persons and entities, in the event of losses caused to the Fund by such portfolio entity.
Amount or Frequency of Distributions Not Guaranteed
The amount of any distributions we
may
make is uncertain, and any distributions will be authorized in the sole discretion of the Board, or as delegated by the Board, the officers of the Fund, out of assets legally available therefore. The Fund expects to distribute net investment income, if any, and net realized capital gain, if any, at least annually to qualify and maintain its qualification as a RIC for U.S. federal income tax purposes; however, the Fund may distribute net investment income, if any, or return capital to Shareholders more frequently. The Fund may also pay a special distribution to comply with federal tax requirements. The Board, or as delegated by the Board, the officers of the Fund, may make distributions in its sole discretion. To the extent that distributions include a return of capital to Shareholders, these are not dividends and are simply a return of the amounts that Shareholders invested. Although such distributions are not currently taxable, such distributions will have the effect of lowering a Shareholder’s tax basis in the Shares, which will result in a higher tax liability when the Shares are sold, even if they have not increased in value, or, in fact, have lost value. The Fund’s distributions may exceed earnings and cash flow from operating activities and may be paid from borrowings, proceeds from
private offerings and other sources, including the sale of our assets or return of capital.
Dividends and other distributions may be paid to Shareholders if, as and when authorized
by the Board, or as delegated by the Board, the officers of the Fund, and when declared, we will pay these distributions to Shareholders out of assets legally available for distribution. While the Adviser may agree to limit our expenses to ensure that such expenses are reasonable in relation to our income, we cannot assure investors that we will achieve investment results that will allow us to make a targeted level of cash distributions or year-to-year
increases in cash distributions. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this Registration Statement. In addition, the inability to satisfy the asset coverage test applicable to us as a registered closed-end
management investment company may limit our ability to pay distributions. All distributions will be paid as, if and when authorized by the Board, or as delegated by the Board, the officers of the Fund, and declared by us and will depend on our earnings, financial condition, maintenance of our RIC status, compliance with applicable investment company regulations, compliance with Delaware law and such other factors as the Board or the Fund’s officers, as applicable, may deem relevant from time to time. We cannot assure investors that we will pay distributions to Shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from the proceeds of the Offering or from borrowings in anticipation of future cash flow, which may constitute a return of your capital. Such a return of capital is not immediately taxable, but reduces your tax basis in the Shares, which may result in you recognizing more gain (or less loss) when your Shares are sold. Distributions from the proceeds of the Offering or from borrowings also could reduce the amount of capital we ultimately invest in our investments.
Regulatory Risks
Our ability to enter into transactions with our affiliates will be restricted.
Affiliates of the Adviser engage in financial advisory activities that are independent from, and may from time to time conflict with, those of the Fund or portfolio investments. In the future, there might arise instances where the interests of such affiliates conflict with the interests of the Fund or portfolio investments. Affiliates of the Adviser may provide services to, invest in, advise, sponsor and/or act as investment manager to investment vehicles and other persons or entities (including prospective investors in the portfolio investments) which (i) may have structures, investment objectives and/or policies that are similar to (or different than) those of the Fund, (ii) may compete with the Fund for investment opportunities, and (iii) may invest alongside the Fund in certain transactions that are in compliance with Section 17 of the 1940 Act. The Adviser and certain funds advised by the Adviser have received a Section 17(d) Order from the SEC that permits the Fund to, among other things and subject to certain conditions, invest in aggregated transactions alongside certain other persons, including certain affiliates of the Adviser and certain funds managed and controlled by the Adviser and its affiliates, that involve the negotiation of certain terms of the private placement securities to be purchased (in addition to price-related terms), subject to certain terms and conditions.
The Adviser will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), except in reliance on the Section 17(d) Order or unless such investments otherwise qualify for another 1940 Act exemption or are entered into in accordance with interpretations of Section 17(d) and Rule
17d-1
as expressed in SEC
no-action
letters or other available guidance.
Under the terms of the Section 17(d) Order, a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Independent Directors must be able to reach certain conclusions in connection with investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the shareholders. The Section 17(d) Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Section 17(d) Order. The Adviser’s investment allocation policies and procedures can be revised at any time without notice to, or consent from, the shareholders.
Our ability to enter into transactions involving derivatives and financial commitment transactions may be limited.
Certain exemptions in Rule
18f-4
under the 1940 Act permit us to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions. We will rely on a separate exemption in Rule
18f-4(e)
when entering into unfunded commitment agreements (e.g., capital commitments to invest in private funds that can be drawn at the discretion of the private fund’s general partner). To rely on the unfunded commitment agreements exemption, we must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. We will rely on another exemption in
Rule 18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met. When we enter into a secondary transaction to purchase interests in underlying private funds, we will treat the date of the transfer agreement to purchase the interest in a specific private fund as the trade date for determining whether the purchase of the private fund qualifies for the exemption for non-standard
settlement cycle securities transactions.
Reliance on Third-Party Service Provider
The Fund is reliant on the performance of third-party services providers including the Adviser, the Administrative Agent, the Fund’s auditor and the marketing service providers. Failure by such third-party service providers to perform in accordance with the terms of their appointment could have a material detrimental impact on the operation of the Fund. The third-party service providers may fail to perform or otherwise not perform in a manner that promotes the interests of the Fund. This may include systems failures and security breaches that could significantly disrupt our business.
In particular, in the case of voluntary withdrawal of the Adviser or of its removal by the Fund or in the case that the Adviser is no longer authorized or in the case of insolvency of the Adviser, the Board must take all necessary measures in order to replace the Adviser. There is no guarantee that the Fund will be able to find a replacement Adviser of the same caliber and providing the same level of service.
Information Technology Systems
We are dependent on the Adviser to provide a variety of management services, including execution of our strategy. The Adviser depends on information technology systems to assess investment opportunities, strategies and markets and to monitor and control risks for us. It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Adviser’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology-related difficulty could harm our performance.
Cyber Security Risk
The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund, the Adviser, financial intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of Shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private Shareholder information or confidential business information, impede investment activities, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for the issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund to lose value. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser.
Risks Related to an Investment in Shares
Material Federal Income Tax Risks
The Fund intends to elect to be treated for U.S. federal income tax purposes, and intends to qualify annually thereafter, as a RIC under subchapter M of the Code. As a RIC, the Fund generally will not be subject to corporate-level U.S. federal income taxes on any net ordinary income or capital gains that is currently distributed as dividends for U.S. federal income tax purposes to Shareholders, as applicable. To qualify and maintain its qualification as a RIC for U.S. federal income tax purposes, the Fund is required to meet certain specified source-of-income
and asset diversification requirements and is required to distribute dividends for U.S. federal income tax purposes of an amount at least equal to 90% of the sum of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses each tax year to Shareholders, as applicable. The Fund currently expects that it will meet these requirements. Nonetheless, there can be no assurance that the Fund will so qualify and be eligible, which may result in the Fund being subject to corporate income tax.
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as zero coupon securities, debt instruments with pay-in-kind
interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock, or we may engage in transactions, including debt modifications or exchanges, that require us to recognize income without the corresponding receipt of cash. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discount and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.
Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax.
Some of our investments may be subject to corporate-level income tax.
We may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes.
Legislative or regulatory tax changes could adversely affect investors.
At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our Shares or the value or the resale potential of our investments.

Effects of Leverage [Text Block]
Leverage Utilized by the Fund
The Fund may borrow money or otherwise utilize leverage in connection with its investment activities and to otherwise provide liquidity. Leverage may be used to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other assets or additional sales of Shares. The Fund is expected to enter into the credit agreement for such purposes.
Specifically, the Fund may borrow money through a credit facility or other arrangements to portfolio investments in infrastructure-related investments up to the limits imposed by the 1940 Act. The 1940 Act’s asset coverage requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this asset coverage requirement is breached, subject to certain exceptions.
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its investments at inopportune times, which may further depress the returns of the Fund.
Illustration.
The following table illustrates the effect of leverage on returns from an investment in our Shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes: (i) 375 million in average total assets, (ii) a weighted average cost of funds of 2.0%, (iii) $75 million in borrowings outstanding (i.e. assumes the Fund borrows funds equal to 25% of its average net assets during such period), and (iv) $300 million in average Shareholders’ equity. In order to compute the corresponding return to Shareholders, the “Assumed Return on the Fund’s Portfolio (net of expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to Shareholders. The return available to Shareholders is then divided by Shareholders’ equity to determine the corresponding return to Shareholders. Actual interest payments may be different.

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Stockholders	-13%	-6.7%	-0.5%	5.8%	12.0%
Similarly, assuming (i) $
375
million in average total assets, (ii) a weighted average cost of funds of
2.0
% and (iii) $75 million in borrowings outstanding, the Fund’s assets would need to yield an annual return (net of expenses) of approximately 1.57% in order to cover the annual interest payments on the Fund’s outstanding borrowings.

Effects of Leverage [Table Text Block]

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Stockholders	-13%	-6.7%	-0.5%	5.8%	12.0%

Return at Minus Ten [Percent]	(13.00%)
Return at Minus Five [Percent]	(6.70%)
Return at Zero [Percent]	(0.50%)
Return at Plus Five [Percent]	5.80%
Return at Plus Ten [Percent]	12.00%
Effects of Leverage, Purpose [Text Block]	The following table illustrates the effect of leverage on returns from an investment in our Shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes: (i) 375 million in average total assets, (ii) a weighted average cost of funds of 2.0%, (iii) $75 million in borrowings outstanding (i.e. assumes the Fund borrows funds equal to 25% of its average net assets during such period), and (iv) $300 million in average Shareholders’ equity. In order to compute the corresponding return to Shareholders, the “Assumed Return on the Fund’s Portfolio (net of expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to Shareholders. The return available to Shareholders is then divided by Shareholders’ equity to determine the corresponding return to Shareholders. Actual interest payments may be different.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
ITEM 10.1
CAPITAL STOCK
The following description is based on relevant portions of the Delaware Limited Liability Company Act, as amended (the “
LLC Act
”) and our LLC Agreement. This summary is not necessarily complete. Please refer to the LLC Act and our LLC Agreement for a more detailed description of the provisions summarized below.
COMMON SHARES
The Fund is a Delaware limited liability company formed on January 22, 2024. Shares of the Fund each represent an equal pro rata interest in the Fund and have identical voting, distribution, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions. There is currently no market for the Shares, and the Fund does not expect that a market for the Shares will develop in the foreseeable future. Transfer of Shares may be made only with the prior written consent of the Board, which may be withheld in the Board’s sole discretion. In certain circumstances set forth in the LLC Agreement, a Shareholder may be required to withdraw entirely from the Fund.
An investor in the Fund will be a Shareholder of the Fund and his or her rights in the Fund will be established and governed by the LLC Agreement. A prospective investor and his or her advisors should carefully review the LLC Agreement as each Shareholder will agree to be bound by its terms and conditions. The following is a summary description of additional items and of select provisions of the LLC Agreement that may not be described elsewhere in this Prospectus. The description of such items and provisions is not definitive and reference should be made to the complete text of the LLC Agreement.
Shares will be offered for purchase from time to time in accordance with the requirements of Section 23(b) of the 1940 Act. The Fund will offer its Shares solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of, and/or Regulation D under, the Securities Act. Investments in the Fund may only be made by individuals or entities meeting the definition of an “accredited investor” set forth in Regulation D under the Securities Act.
LIABILITY OF SHAREHOLDERS
Except as otherwise provided by the LLC Act and the LLC Agreement, all debts, obligations and liabilities of the Fund, whether arising in contract, tort or otherwise, shall be solely the debts, obligations and liabilities of the Fund, and no Shareholder or Director shall be obligated personally for any such debt, obligation or liability of the Fund solely by reason of bein
g
a Shareholder. Except for the obligations set forth under the LLC Agreement and any subscription agreements, the liability of the Shareholders shall be limited to the maximum extent permitted by the LLC Act. If a Shareholder is required under the LLC Act to return to the Fund or pay, for the benefit of creditors of the Fund, amounts previously distributed to such Shareholder, the obligation of such Shareholder to return or pay any such amount to the Fund shall be the obligation of such Shareholder and not the obligation of the Directors.
LIMITATION OF LIABILITY; INDEMNIFICATION
None of the Directors, the Adviser or any of their respective affiliates, principals, members, shareholders, partners, officers, directors, employees, agents and representatives (each an “
Indemnified Person
”) shall have
any liability, responsibility or accountability in damages or otherwise to any Shareholder or the Fund for, and the Fund agrees, to the fullest extent permitted by law, to indemnify, pay, protect and hold harmless each Indemnified Person from and against, any and all liabilities, obligations, losses, damages, penalties, actions, judgments, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including, without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Indemnified Persons or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Indemnified Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the part of the Fund, on the part of the Indemnified Persons when acting on behalf of the Fund or otherwise in connection with the business or affairs of the Fund, or on the part of any agents when acting on behalf of the Fund (collectively, the “
Indemnified Liabilities
”); provided that the Fund shall not be liable to any Indemnified Person for any portion of any Indemnified Liabilities which results from such Indemnified Person’s willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties.
AMENDMENT OF THE LLC AGREEMENT
The LLC Agreement may generally be amended, in whole or in part, with the approval of a majority of the Board and without the approval of the Shareholders or any other person unless the approval of Shareholders or any other person is required under the 1940 Act or other applicable law. However, certain amendments require the approval of Shareholders, including but not limited to the following: (i) no amendment to the LLC Agreement shall adversely and disproportionately affect the rights or obligations of a Shareholder, including the rights or obligations of a Shareholder as compared to any other Shareholder of the same class, in any material respect without the approval of Shareholders who in the aggregate own more than 50% of the outstanding Shares (a “
Majority in Interest
”) of the affected Shareholders; (ii) no amendment shall adversely and disproportionately affect the rights or obligations of Shareholders of any particular class as compared to the Shareholders in other classes (if any) in any material respect without the approval of a Majority in Interest of the Shareholders in the affected class; (iii) no amendment shall, (a) without the approval of the affected Shareholder, increase the obligations of such Shareholder to make capital contributions or other payments beyond the obligations of such Shareholder to make capital contributions or other payments as set forth in the LLC Agreement, or adversely affect the limited liability of such Shareholder, or (b) without the affirmative vote of a Majority in Interest of the Shareholders, amend Section 14.1 to the LLC Agreement; (iv) no amendment shall, without the approval of the Shareholders having Shares representing the required percentages of Shares specified in any provision of the LLC Agreement required for any action or approval of the Shareholders, amend such provision; and (v) the Board, without obtaining the consent of any of the Shareholders or any other person, may amend the LLC Agreement (a) to correct typographical errors or eliminate ambiguities or to make any other immaterial change that would not, as determined by the Board in good faith, be materially adverse to any Shareholder not consenting thereto, provided that the Board shall deliver a copy of each such amendment to each Shareholder at least five business days prior to the effectiveness thereof, (b) as appropriate to enable persons that are employee benefit plans to invest in the Fund through a group trust or other SPV that would become a Shareholder in lieu of direct investments by such persons, (c) to create, establish and designate any class of Shares in accordance Section 3.2 of the LLC Agreement, and (d) to change the name of the Fund.
TERM, DISSOLUTION, AND LIQUIDATION
The Fund shall be dissolved upon:

(1)	the affirmative vote to dissolve the Fund by either (i) a majority of the Board, or (ii) Shareholders who in the aggregate own more than 75% of the outstanding Shares;

(2)	the sale or other disposition at any one time of all or substantially all of the assets of the Fund;

(3)	at any time there are no Shareholders of the Fund, unless the business of the Fund is continued in accordance with the LLC Act; and

(4)	a decree of dissolution entered against the Fund under the LLC Act.

Dissolution of the Fund shall be effective on the day on which the event occurs giving rise to the dissolution, but the Fund shall not terminate until the Certificate of Formation of the Fund has been canceled in accordance with the LLC Agreement.
On dissolution of the Fund, a liquidator shall be selected by the Board, if still constituted, or otherwise shall be a person proposed and approved by a Majority in Interest of the Shareholders. Those Fund assets that the liquidator determines should be liquidated shall be liquidated as promptly as possible, but in an orderly and business-like manner to maximize proceeds. Assets that the liquidator determines to distribute in kind shall be so distributed in a manner consistent with applicable law. If the liquidator determines that an immediate sale at the time of liquidation of all or part of the Fund’s assets would be unduly disadvantageous to the Shareholders, the liquidator may either defer liquidation and retain the assets for a reasonable time, or distribute the assets to the Shareholders in kind. The liquidator shall then wind up the affairs of the Fund and distribute the proceeds of the Fund in the following order or priority: (i) to the payment of the expenses of liquidation and to creditors (including Shareholders who are creditors, to the extent permitted by law) in satisfaction of liabilities of the Fund, including for any contingent, conditional or unmatured claims or obligations, other than liabilities for distributions to Shareholders, in the order of priority as provided by law (whether by payment or the making of reasonable provision for the payment thereof); and then (ii) to the Shareholders or their legal representatives in accordance with the provisions in the LLC Agreement relating to distributions.
DIVIDEND REINVESTMENT PLAN
The Fund has adopted an
“opt-out”
dividend reinvestment plan (“
DRIP
”) pursuant to which all Shareholders will have the full amount of their cash distributions reinvested in additional Shares unless a Shareholder elects otherwise. Any distributions of the Fund’s Shares pursuant to the DRIP are dependent on the continued registration of the Fund’s securities or the availability of an exemption from registration in the recipient’s home state. Participants in the DRIP are free to elect to participate or terminate participation in the DRIP within a reasonable time as specified below.
If you elect not to participate in the DRIP, you will receive any distributions the Fund declares in cash. For example, if the Board authorizes, and the Fund declares, a distribution, then unless you have
“opted-out”
of the DRIP, you will have your cash distributions reinvested in additional Shares, rather than receiving the cash distributions. The Fund expects to coordinate distribution payment dates so that the same net asset value that is used for the monthly closing date immediately preceding such distribution payment date will be used to calculate the purchase net asset value for purchasers under the DRIP. Shares issued pursuant to the DRIP will have the same voting rights as the Fund’s Shares acquired by subscription to the Fund.
If you wish to participate in the DRIP and receive your distribution in additional Shares, no action will be required on your part to do so. Investors that wish to receive their distributions in cash may do so by making a written election to not participate in the DRIP or by notifying the Administrator in writing at 50 Post Office Square, Boston, Massachusetts 02110. Such written notice must be received by the Administrator 60 days prior to the record date of the distribution or the Shareholder will receive such distribution in shares through the DRIP. If Shares are held by a broker or other financial intermediary, in some circumstances a Shareholder may
“opt-out”
of the DRIP by notifying its broker or other financial intermediary of such election. Please check with your broker or other financial intermediary for more details.
There are no selling commissions, dealer manager fees or other sales charges to you as a result of your participation in the DRIP. The Fund pays the Administrator’s fees under the DRIP. If you receive your ordinary cash distributions in the form of Shares as part of the DRIP, you generally are subject to the same U.S. federal, state and local tax consequences as you would be had you elected to receive your distributions in cash.
Your basis for determining gain or loss upon the sale of Shares received in a distribution from the Fund will be equal to the total dollar amount of the distribution payable in cash. Any Shares received in a distribution will have a holding period for tax purposes commencing on the day following the day on which the Shares are credited to your account. The Fund reserves the right to amend, suspend or terminate the DRIP. You may terminate your account under the DRIP by notifying the Administrator at Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, or by calling the Administrator at (617)
772-1818.
All correspondence concerning the DRIP should be directed to the Administrator by mail at Hamilton Lane Private Infrastructure Fund, c/o Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, or by calling the Administrator at (617)
772-1818.

Security Dividends [Text Block]
DIVIDEND REINVESTMENT PLAN
The Fund has adopted an
“opt-out”
dividend reinvestment plan (“
DRIP
”) pursuant to which all Shareholders will have the full amount of their cash distributions reinvested in additional Shares unless a Shareholder elects otherwise. Any distributions of the Fund’s Shares pursuant to the DRIP are dependent on the continued registration of the Fund’s securities or the availability of an exemption from registration in the recipient’s home state. Participants in the DRIP are free to elect to participate or terminate participation in the DRIP within a reasonable time as specified below.
If you elect not to participate in the DRIP, you will receive any distributions the Fund declares in cash. For example, if the Board authorizes, and the Fund declares, a distribution, then unless you have
“opted-out”
of the DRIP, you will have your cash distributions reinvested in additional Shares, rather than receiving the cash distributions. The Fund expects to coordinate distribution payment dates so that the same net asset value that is used for the monthly closing date immediately preceding such distribution payment date will be used to calculate the purchase net asset value for purchasers under the DRIP. Shares issued pursuant to the DRIP will have the same voting rights as the Fund’s Shares acquired by subscription to the Fund.
If you wish to participate in the DRIP and receive your distribution in additional Shares, no action will be required on your part to do so. Investors that wish to receive their distributions in cash may do so by making a written election to not participate in the DRIP or by notifying the Administrator in writing at 50 Post Office Square, Boston, Massachusetts 02110. Such written notice must be received by the Administrator 60 days prior to the record date of the distribution or the Shareholder will receive such distribution in shares through the DRIP. If Shares are held by a broker or other financial intermediary, in some circumstances a Shareholder may
“opt-out”
of the DRIP by notifying its broker or other financial intermediary of such election. Please check with your broker or other financial intermediary for more details.
There are no selling commissions, dealer manager fees or other sales charges to you as a result of your participation in the DRIP. The Fund pays the Administrator’s fees under the DRIP. If you receive your ordinary cash distributions in the form of Shares as part of the DRIP, you generally are subject to the same U.S. federal, state and local tax consequences as you would be had you elected to receive your distributions in cash.
Your basis for determining gain or loss upon the sale of Shares received in a distribution from the Fund will be equal to the total dollar amount of the distribution payable in cash. Any Shares received in a distribution will have a holding period for tax purposes commencing on the day following the day on which the Shares are credited to your account. The Fund reserves the right to amend, suspend or terminate the DRIP. You may terminate your account under the DRIP by notifying the Administrator at Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, or by calling the Administrator at (617)
772-1818.
All correspondence concerning the DRIP should be directed to the Administrator by mail at Hamilton Lane Private Infrastructure Fund, c/o Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, or by calling the Administrator at (617)
772-1818.

Security Liquidation Rights [Text Block]
TERM, DISSOLUTION, AND LIQUIDATION
The Fund shall be dissolved upon:

(1)	the affirmative vote to dissolve the Fund by either (i) a majority of the Board, or (ii) Shareholders who in the aggregate own more than 75% of the outstanding Shares;

(2)	the sale or other disposition at any one time of all or substantially all of the assets of the Fund;

(3)	at any time there are no Shareholders of the Fund, unless the business of the Fund is continued in accordance with the LLC Act; and

(4)	a decree of dissolution entered against the Fund under the LLC Act.

Dissolution of the Fund shall be effective on the day on which the event occurs giving rise to the dissolution, but the Fund shall not terminate until the Certificate of Formation of the Fund has been canceled in accordance with the LLC Agreement.
On dissolution of the Fund, a liquidator shall be selected by the Board, if still constituted, or otherwise shall be a person proposed and approved by a Majority in Interest of the Shareholders. Those Fund assets that the liquidator determines should be liquidated shall be liquidated as promptly as possible, but in an orderly and business-like manner to maximize proceeds. Assets that the liquidator determines to distribute in kind shall be so distributed in a manner consistent with applicable law. If the liquidator determines that an immediate sale at the time of liquidation of all or part of the Fund’s assets would be unduly disadvantageous to the Shareholders, the liquidator may either defer liquidation and retain the assets for a reasonable time, or distribute the assets to the Shareholders in kind. The liquidator shall then wind up the affairs of the Fund and distribute the proceeds of the Fund in the following order or priority: (i) to the payment of the expenses of liquidation and to creditors (including Shareholders who are creditors, to the extent permitted by law) in satisfaction of liabilities of the Fund, including for any contingent, conditional or unmatured claims or obligations, other than liabilities for distributions to Shareholders, in the order of priority as provided by law (whether by payment or the making of reasonable provision for the payment thereof); and then (ii) to the Shareholders or their legal representatives in accordance with the provisions in the LLC Agreement relating to distributions.

Security Liabilities [Text Block]
LIABILITY OF SHAREHOLDERS
Except as otherwise provided by the LLC Act and the LLC Agreement, all debts, obligations and liabilities of the Fund, whether arising in contract, tort or otherwise, shall be solely the debts, obligations and liabilities of the Fund, and no Shareholder or Director shall be obligated personally for any such debt, obligation or liability of the Fund solely by reason of bein
g
a Shareholder. Except for the obligations set forth under the LLC Agreement and any subscription agreements, the liability of the Shareholders shall be limited to the maximum extent permitted by the LLC Act. If a Shareholder is required under the LLC Act to return to the Fund or pay, for the benefit of creditors of the Fund, amounts previously distributed to such Shareholder, the obligation of such Shareholder to return or pay any such amount to the Fund shall be the obligation of such Shareholder and not the obligation of the Directors.

Outstanding Securities [Table Text Block]
ITEM	10.5 OUTSTANDING SECURITIES
Set forth
be
low is a chart describing our Shares outstanding as of the date of this Registration Statement:

Title of Class	Amount Authorized	Amount Outstanding
Common Shares	Unlimited	1,550,374

Investment Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment-Related Risks
Closed-End
Fund; Liquidity Limited to Periodic Repurchases of Shares
The Fund has been organized as a
non-diversified,
closed-end
management investment company and is designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Unlike listed closed-end
funds, which typically list their shares on a securities exchange, the Fund does not intend to list the shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. The Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount. In addition, from time to time, the Adviser may recommend to the Board that the Fund conduct a repurchase offer of, generally, no more than 5% of the Fund’s net assets. The Fund is not obligated to repurchase any Shares. Shares are considerably less liquid than Shares of funds that trade on a stock exchange, or Shares of open-end
registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the portfolio investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

In addition, repurchases may be oversubscribed, and no assurance can be given that repurchases will occur or that any Shares properly tendered will be repurchased by the Fund. There is a risk that investors will not be able to withdrawal the full amount that they submit to the Fund for repurchase in connection with a given tender offer, particularly in periods where there is a high level of repurchase requests or where holders of a large number of shares submit repurchase requests. In the event a tender offer is oversubscribed and in accordance with rules promulgated by the SEC, the Fund may accept for purchase additional outstanding Shares representing up to 2.0% of the aggregate net asset value (“
NAV
”) of its outstanding Shares without amending or extending the tender offer. However, the decision whether to accept for purchase additional outstanding shares is solely in the discretion of the Fund and its Board, and there is no guarantee that the Fund and Board will determine to accept any additional shares for purchase.
There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.
In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing net asset value that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.
Lack of Operating History
Although the investment professionals of Hamilton Lane have extensive experience investing and advising on investments in private equity funds and co-investments
(including real estate investments), the Fund, during the earlier period of its life, will have no operating history upon which to evaluate the Fund’s likely performance. Past performance of other funds and accounts managed by Hamilton Lane is of limited relevance as an indicator of future performance of the Fund.
Identification and Availability of Investment Opportunities; No Assurance of Return
The success of the Fund depends on the identification by, and the availability of suitable investment opportunities to, Hamilton Lane and the sponsors of any portfolio entity. The availability of investment opportunities will be subject to market conditions and other factors outside the control of Hamilton Lane. Past returns of funds and separate accounts managed by Hamilton Lane have benefited from investment opportunities and general market conditions (including favorable borrowing conditions in the debt markets) that may not reoccur or continue, and there can be no assurance that the Fund will be able to avail itself of comparable opportunities and conditions. There can be no assurance that the Fund will be able to identify sufficient, attractive investment opportunities to meet its investment objectives, or that it will otherwise be successful in implementing its investment objectives or avoiding losses (up to and including the loss of the entire amount invested). An investment in the Fund should only be considered by persons who can afford a loss of their entire investment. Past performance of investments associated with Hamilton Lane is not necessarily indicative of future results, and there can be no assurance that the Fund will attain performance that is comparable to investment performance achieved by Hamilton Lane for its other clients.

Portfolio Construction and Lack of Diversification
The Fund is a
“non-diversified”
management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more portfolio investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by portfolio investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.
Importance of Valuations
The overall performance of the Fund will depend in part on the acquisition price paid by the Fund for its investments, including Secondary Investments, and, where applicable, on the acquisition prices paid by portfolio entities for their investments. Valuations of investments, when reported by their respective sponsors, any third-party valuation agent or the Fund (whether for financial reporting or dealing purposes), may not be indicative of current or ultimate, realizable values. Moreover, there generally is no established secondary market for the Fund’s private investments, and there may not be any comparable assets for which public market valuations exist. As a result, the valuation of investments of the Fund may be based on limited information and is subject to inherent uncertainties. The performance of the Fund will be adversely affected in the event the valuations calculated by the Adviser in the course of negotiating acquisitions of investments prove to have been too high.
Furthermore, although the acquisition prices of the Fund’s Secondary Investments will likely be the subject of negotiation with the sellers of the investments, the acquisition price of any Secondary Investment is typically determined by reference to the carrying values recently reported by the relevant sponsors and other available information. Sponsors are not generally obligated to update any valuations in connection with a transfer of interests on a secondary basis. As such, the NAV of the Fund may reflect significant gains or losses at the next valuation date after a Secondary Investment is made. The Fund, in pursuing Secondary Investments, also may face portfolio sales or other situations where, in order to make Secondary Investments considered desirable, the Fund is required to make other investments considered less desirable or for which it is less comfortable with the estimated valuations.
Valuation of the Fund’s Interests in Fund Investments
The valuation of Fund Investments are ordinarily determined based upon valuations provided by the sponsors of such Fund Investments and are generally not audited. In this regard, a sponsor may face a conflict of interest in valuing the securities, as their value may affect their compensation or ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any sponsor, the accuracy of the valuations provided by a Fund Investment, that the sponsor will comply with their own internal policies or procedures for keeping records or making valuations, or that the sponsor’s policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day
valuation and pricing responsibility for the Fund to the Fund’s investment adviser, Hamilton Lane Advisors, L.L.C. (the “
Valuation Designee
”), subject to the oversight of the Board. The Adviser will periodically review a sponsor’s valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by such sponsors.
A sponsor’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a Fund Investment, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the underlying sponsor’s valuations of such interests could remain subject to such fraud or error, and the Valuation Designee may determine to discount the value of the interests or value them at zero.
Shareholders should be aware that situations involving uncertainties as to the valuations by underlying sponsors could have a material adverse effect on the Fund if the sponsor’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.
Political and Economic Risks
Changes in political, social and economic conditions could have substantial impact on the Fund’s investments. Such potential changes include, but are not limited to, (a) changes in import/export regulations and application of tariffs, (b) risks associated with different (and lower quality) information available, (c) higher rates of inflation, (d) greater governmental involvement in the economy, (e) stricter or more expansive governmental regulations, (f) contraction of economies, in particular, loss of consumer confidence and an economic slowdown in the markets in which the portfolio companies operate, (g) changes in tax rates, or (h) terrorist acts, acts of war, or natural disasters.
Changing Regulatory Environment
Governmental authorities and other politicians around the world have in recent years implemented or called for financial system regulatory reform in reaction to volatility and disruption in the global financial markets, including financial institution failures and financial frauds. Such reform includes additional regulation of investment funds (including the Fund) and their managers and their activities, including additional compliance, risk management and other procedures; restrictions on specific types of investments and the provision and use of leverage; transparency requirements; limitations regarding compensation to managers; changes to tax treatment; and books and records, reporting and disclosure requirements. The impact of such reform measures on the Fund cannot be predicted with certainty but could result in increased exposure to potential liabilities, increased legal, compliance, tax and other related costs, reduced investment opportunities, additional administrative burdens, and increased transparency as to the identity of the investors in the Fund. Legal and regulatory developments will also likely impose various costs and burdens on investment sponsors and portfolio entities or the industries in which they operate, potentially resulting in less attractive investment opportunities for the Fund and reduced performance of the NAV per Share. The possibility for elections in various countries to result in new governing coalitions or parties increases the uncertainty about the trajectory of any potential laws, rules, regulations, taxes and tariffs that may impact the Fund, its investments and their sponsors.
Risks Associated with
Non-U.S.
Investments
The Fund may make investments outside of the United States, including in emerging markets. Such investments may be subject to political and regulatory risks, including unfavorable political and regulatory environments, armed conflict, nationalization, economic instability, changes in taxation, fiscal and monetary policies, restrictions on repatriation of profits, and other economic regulations, any of which may have an adverse effect on private investments in such jurisdictions and could adversely affect the value of the Fund’s investments. In addition, accounting standards and practice may differ significantly from those practiced in the United States, which may adversely impact the Fund’s or a portfolio entity’s ability to evaluate potential investments, perform due diligence and value their investments.
Other Risks of Investing in Emerging Markets
Investments in emerging markets will be subject to other risks, including limited liquidity in the markets for equities and other financial instruments, less sound banking systems, and uninsured exposure to intermediary and counter-party risks.

Trade Policies
If governments continue to make significant changes in their applicable trade policies, including by imposing tariffs on certain goods and raw materials imported into the their respective countries, such actions may trigger retaliatory actions by the affected countries, resulting in “trade wars,” which may cause increased costs for goods and raw materials, or in trading partners limiting their trade with the applicable country, either of which may have material adverse effects on a portfolio entity’s business and operations.
United Kingdom Exit from the European Union
As of January 1, 2021, the relationship between the United Kingdom (“
UK
”) and the European Union (“
EU
”) is governed by the
EU-UK
Trade and Cooperation Agreement (“
TCA
”). The TCA does not replicate in full the UK’s membership of the EU and negotiations are ongoing between the UK and the EU in a number of areas including, but not limited to, financial services. The consequences of Brexit, together with the protracted negotiations around the terms of Brexit and the negotiations that the UK is currently undertaking with other countries with a view to replicating (where possible) the effects of the EU’s international trade agreements which the UK will no longer benefit from, could introduce significant uncertainties into global financial markets and adversely impact the regions in which the Adviser and its clients operate. As a result, the potential returns on the Fund’s investments could be materially adversely affected.
Illiquid Investments
The Fund will invest in highly illiquid investments. The Fund does not expect to be able to transfer its investments in, or to withdraw from, the portfolio entities. In addition, the investments of the Fund generally will be investments for which no liquid market exists, and the Fund may be required to hold such investments until maturity or otherwise be restricted from disposing of such investments. Similarly, the portfolio entities in which the Fund invests, themselves, may face reduced opportunities to exit and realize value from their investments, including without limitation in the event of a general market downturn or a specific market dislocation. As a consequence, a portfolio entity or the Fund may not be able to sell its investments when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Furthermore, under certain circumstances, redemptions may be made by the Fund to Shareholders in kind and could consist of securities for which there is no readily available market.
The Fund may permit greater liquidity for Shareholders than the Fund is able to obtain with respect to portfolio entities and its other underlying assets. Such discrepancy could make the Fund vulnerable to a “run” on Fund assets resulting from repurchase requests that are greater than can be satisfied by the Fund.
Real Estate Risks Generally
The Direct Equity Investments may be subject to the risks inherent in the ownership and operation of real estate and real estate-related businesses and assets. Deterioration of real estate fundamentals generally, and in the U.S. and Canada in particular, would negatively impact the performance of the Fund. These risks include, but are not limited to, those associated with the burdens of ownership of real property, general and local economic conditions, changes in environmental and zoning laws, casualty or condemnation losses, regulatory limitations on rents, decreases in asset values, changes in the appeal of assets to tenants, changes in supply of and demand for competing assets in an area (as a result, for instance, of overbuilding), fluctuations in the average occupancy, operating income and room rates for hotel assets, the financial resources of tenants, changes in availability of debt financing which may render the sale or refinancing of investments difficult or impracticable, changes in building, environmental and other laws, energy and supply shortages, various uninsured or uninsurable risks, natural disasters, political events, changes in government regulations (such as rent control), changes in real property tax rates and operating expenses, changes in interest rates, and the availability of mortgage funds, which may render the sale or refinancing of investments difficult or impracticable, increased mortgage defaults, increases in borrowing rates, negative developments in the economy or political climate that depress travel activity, environmental liabilities, contingent liabilities on disposition of assets, acts of God, terrorist attacks, war and other factors that are beyond the control of the Adviser. In addition, in acquiring an asset or stock, the Fund may agree to lock-out
provisions that materially restrict it from selling that asset or stock for a period of time or that impose other restrictions, such as a limitation on the amount of debt that can be placed on that asset. There can be no assurance that there will be a ready market for the resale of Direct Equity Investments. Illiquidity may result from the absence of an established market for Investments or a disruption in the market.
Real Estate Title
Disputes over ownership of land sometimes occur. In certain jurisdictions including the U.S., title insurance is readily available to cover this risk, though typical exclusions from policies may render them ineffective in certain cases. In countries where title insurance is not readily available, or where the Fund does not obtain it, the Fund could rely on opinions of title from lawyers or other professionals, which may prove inaccurate. Furthermore, in some jurisdictions, certain social groups may have claims against property that otherwise appears to be properly entitled in the real estate registries, which may encumber title of property acquired by the Fund or its portfolio companies. In other jurisdictions, the real estate registry commonly does not reflect the true holder of the real estate title, which complicates title research and may result in title problems. Finally, in some jurisdictions, a purchase of real property can be attacked as not meeting “true sale” requirements and recharacterized as secured financing in the event the seller becomes insolvent. If any of these events occurs in relation to any of the Fund’s interests or properties, the Fund could lose value or certain of its rights in relation thereto.
Impact of Market Conditions on Commercial Real Estate Generally
The commercial real estate markets in which the Fund operates are affected by a number of specific conditions, such as planning, environmental, leasing, tax and other real estate-related laws and regulations, prevailing rental rates, prospective rental growth, occupancy rates, lease lengths, tenant creditworthiness and solvency, and benchmark investment yields and spreads that apply to commercial real estate. Adverse general economic and market conditions, such as those that prevailed during the most recent global economic downturn, could have a material adverse effect on commercial real estate assets, including by decreasing demand for commercial real estate, reducing rental income, decreasing occupancy rates, causing tenants to terminate leases early or enter bankruptcy proceedings, and decreasing the value of real estate assets generally. Declines in rental income on real estate as a result of negative market conditions would not necessarily be accompanied by a decline in significant expenses associated with holding real estate, such as real estate taxes, utility rates, insurance rates, and renovation and maintenance costs. This mismatch would accentuate the impact of a negative market event.
Local Real Estate Market Conditions
The success of each real estate investments may depend upon the performance of the local real estate markets where the portfolio companies operate and/or the assets are located. Local real estate markets can decline for any of a number of reasons, including but not limited to, population decline, poor regional economic performance, excess development leading to oversupply, local government policies and heightened taxes. No assurance can be given that the local real estate markets in which the Fund invests or the portfolio companies operate will improve, or remain constant, over the term of the Fund. Market conditions can deteriorate due to factors outside the foresight or control of the Adviser. Actual or perceived trends in real estate markets do not guarantee, predict or forecast future events, which may differ significantly from those implied by such trends.
Leasing Real Estate
The Fund’s investments for let are subject to various risks related to leasing and tenants. The Fund competes with other owners of real estate to lease space, and the occupancy and rental rates of its assets depend on leasing market activity. A tenant in one of the Fund’s assets may experience a decline in its business that weakens its financial condition and ability to make rental payments when due, or the tenant’s financial results from the asset rented from the Fund may decline such that the tenant has an incentive to terminate the lease. In some instances, the principal asset of a tenant is its improvements to the leased property, or the liability of the tenant may be contractually limited to its interest in such improvements. In those cases, the Fund relies only on the tenant’s equity interest in the improvements to secure the tenant’s obligations under the lease.
Tenants terminate leases, including before the term ends, for a variety of reasons. In addition, a tenant may seek the protection of applicable bankruptcy or insolvency laws, which could result in the rejection or termination of the tenant’s lease or other adverse consequences to the landlord. The Fund may be thwarted in attempts to enforce its rights as lessor and, even where the Fund is successful in enforcing its rights, the Fund may not be able to fully mitigate its losses or prevent future losses. After a lease has been terminated, the Fund nonetheless bears the fixed costs of ownership of the asset, such as real estate taxes, maintenance and other operating expenses and, if applicable, interest and amortizations on any related financing. Property that has been vacated by a tenant may not be relet at the same rental rate (or at all), thereby reducing the operating income from the property, and the Fund may need to make unexpected capital investments or take additional steps to lease the property again.
Any of the risks described herein could be exacerbated to the extent any tenant leases property from more than one of the Fund’s investments.
Capital Intensive
Real estate investing is capital intensive. The Fund could own or acquire assets that have defects, and normal wear and tear on the Fund’s assets necessitate repairs. The Fund may own or acquire an asset with a capital expenditure plan, but the condition of the asset may cause the capital requirements to exceed expectations. Furthermore, the Fund may be required to expend funds to correct defects or to make improvements before an investment in an asset can be sold. In all these cases, the Fund would be required to expend capital on the asset in excess of the Adviser’s business plan. No assurance can be given that the Fund will have the necessary funds available to meet the capital requirements of any particular asset or that any such efforts or expenditures will be successful.
Fluctuations in Capitalization Rates
Pricing of commercial real estate is commonly tracked through prevailing market capitalization rates. An asset’s capitalization rate is its net operating income divided by its market value. If the market capitalization rate of an asset acquired by the Fund rises above the capitalization rate at time of its acquisition, the value of the asset would be negatively affected, absent offsetting increases to net operating income since time of acquisition. There can be no assurance that capitalization rates will not increase from time of acquisition.
Investment in Troubled Assets
The Fund could make investments in nonperforming, underperforming or troubled assets or undercapitalized real estate companies. The success of such investments often depends on the Adviser’s ability to reposition the assets or improve their operating results, which may require additional capital. There can be no assurance the Adviser or the Fund will be successful in such endeavors.
Governmental Action Risk
The Fund’s investments may become subject to condemnation, seizure, eminent domain or other similar actions by governmental authorities. Such an action could have a material adverse effect on the financial viability and marketability of the Fund’s investment and there can be no assurance that the Fund will have, or be able to effectively enforce, any rights to prevent such action. In addition, the Fund may not be able to anticipate and/or insure against any such losses of property and ultimately may not receive adequate or timely compensation for the cost of its investment and any improvements or other costs relating thereto.
Development Risk
Successful development of new or expansion projects may require the involvement of a broad and diverse group of stakeholders who will either directly influence or potentially be capable of influencing the nature and outcome of the project. Such characteristics may include, without limitation, political or local opposition, receipt of regulatory approvals or permits, site or land procurement, environment-related issues, construction risks and delays, labor disputes, counterparty non-performance,
project feasibility assessment and dealings with and reliance on third-party consultants. When making an investment, value may be ascribed to potential development projects that do not achieve successful implementation, potentially resulting in a lower than expected returns to the Fund.
Limited Liquidity; No Market for Shares
An investment in the Fund may be considered to be a relatively illiquid investment because Shares are not generally transferable without the prior consent of the Board and the redemption rights of the Shareholders are restricted as described above and in the Articles. In addition, transfer of the Shares may be affected by restrictions on resales imposed by applicable law. The Fund is not intended as a complete investment program and is designed only for persons who are able to bear economic risk of investment and are sophisticated persons in connection with financial and business matters who do not need liquidity with respect to their investments.
Time Required to Maturity of Investments
A significant period of time may elapse from the time when the Fund makes an investment until the time that the Fund or the relevant portfolio entity is able to realize a return on such investment. As a result, proceeds from investments may not be realized by the Fund for a substantial time period to be available to meet the Fund’s ongoing liquidity needs, including without limitation any repurchase requests.
Risks Associated with Portfolio Entities
The portfolio entities in which the Fund may invest (which includes any subsidiary investment vehicles or other entities through which the Fund makes an investment) will sometimes involve a high degree of business and financial risk. Such portfolio entities and/or their respective sponsors or managers may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, may have a high level of leverage or may otherwise have a weak financial condition. In addition, portfolio entities and/or their respective sponsors and managers may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities and a larger number of qualified managerial and technical personnel. Portfolio entities in
non-U.S.
jurisdictions may be subject to additional risks, including changes in currency exchange rates, exchange control regulations, risks associated with different types (and lower quality) of available information, expropriation or confiscatory taxation and adverse political developments. In addition, during periods of difficult market conditions or slowdowns in a particular investment category, industry or region, Portfolio entities may experience decreased revenues, financial losses, difficulties in obtaining access to financing and increased costs. During these periods, they may also have difficulty in expanding their respective businesses and operations and may be unable to service their outstanding obligations or pay expenses as they become due. A general market downturn or a specific market dislocation may adversely affect the Fund’s investment performance.

Volatility; Interest Rate Risk
General fluctuations or instability in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Fund’s investments. Generally, if interest rates rise, the value of such investments, including debt and mezzanine investments, will decline. During periods of rising interest rates, the average life of certain types of securities in which the Fund may invest may be extended, because borrowers choose not to repay principal on the loans to take advantage of a below market interest rate. This extension risk increases the security’s duration (the estimated period until the security is paid in full) and may reduce the value of the security. During periods of declining interest rates, an issuer of fixed-income securities may be more likely to exercise its option to prepay principal, which may make an investment less profitable. This is known as call or prepayment risk. Additionally, the Fund may borrow, without limitation, to fund investments and/or redemptions, all expenses relating to the operation of the Fund (and any related investment vehicles) (“
Fund Expenses
”) or other liabilities or obligations of the Fund. While such use of borrowed funds may increase returns if the Fund earns a greater return on investments purchased with borrowed funds (or investments that need not be sold to meet repurchase requests or pay Fund Expenses) than it pays for such funds, the use of borrowed funds decreases returns if the Fund fails to earn as much as it pays for such funds. As a result, rising interest rates could directly impact the Fund’s performance and the NAV per Share.
Contingent Liabilities
From time to time the Fund may incur contingent obligations in connection with an investment. For example, the Fund may purchase from a lender a revolving credit facility or bank loan obligation that has not yet been fully drawn or funded or may agree to backstop a bank syndicate’s or other participant’s financing commitments to fund a merger or acquisition. If the borrower subsequently draws down on the facility, the Fund would be obligated to fund the amounts due. The Fund may also enter into agreements pursuant to which it agrees to assume responsibility for default risk presented by a third-party, and may, on the other hand, enter into agreements through which third-parties offer default protection to the Fund. Other contingent obligations incurred in the ordinary course of the Fund’s business could include commitments to fund joint venture equity at future dates, indemnities or guarantees, and representations or warranties upon sale or disposition. Unresolved claims, including threatened litigation against the manager, its affiliates, or the fund, or tax assessments or claims for unpaid taxes, are also a source of possible contingent liabilities. Contingent obligations may result in reserves and holdbacks upon distributions or dissolution of the Fund, which may subsist indefinitely.
Reliance on Direct Investment Sponsors
The Fund will be investing in direct investments sponsored, controlled and managed by third parties. The Fund will generally not have an active role in the management of the assets of Direct Investments, and the Fund’s ability to withdraw from or transfer its interests in such Direct Investments will be limited. As a result, the performance of the Fund will depend significantly on the investment and other decisions made by third parties, which could have a material adverse effect on the Fund’s performance.
As discussed above, various laws enacted for the protection of creditors may be applied to investments the Fund may make and the Fund may sustain losses or incur legal defense costs as a result. Losses may be realized years after the investments were bought or sold by the Fund. These creditor-protection laws may be applied to Fund investments in bonds or bank loans of distressed companies that go or have gone into bankruptcy, and also may be applied to equity investments bought or sold by the Fund. For example, under U.S. federal and state laws of fraudulent conveyance (if applicable), if loans made to companies that are insolvent or are rendered insolvent as a result of the transaction that includes the borrowing, the loans or the liens or guaranties that secure such loans may be judicially invalidated, and the borrower’s payments of principal, interest or fees to its lenders or stock dividends or stock repurchase payments may be recouped. In the United States, fraudulent conveyance actions may target transfers made as much as six years before the commencement of the fraudulent conveyance action or a bankruptcy case. Similar to fraudulent conveyance actions, preference actions also may be asserted under U.S. law (if applicable) against investors in a failing company. If an issuer in which the Fund has an investment becomes insolvent, any payment made by the issuer on such investment, including loan interest, principal or fees, may be subject to disgorgement as a “preference” if made within a certain period of time (which may be as long as one year) before the date the issuer goes into bankruptcy. Under other principles of U.S. bankruptcy law (if applicable), loans may lose their priority due to “equitable subordination,” which is a remedy where a court subordinates the claim of a creditor to claims of disadvantaged creditors.
The Fund may invest in the debt securities of highly leveraged investments. Debt investments may not be protected by financial covenants or limitations upon additional indebtedness and there may be no minimum credit rating for such debt investments. Other factors may materially and adversely affect the market price and yield of debt investments, including, without limitation, prevailing interest rates, investor demand, changes in the financial condition of investments, government fiscal policy and domestic or worldwide economic conditions. Specifically, for any real estate investment, a downturn in any of a borrower’s businesses could ultimately lead to bankruptcy if it is unable to timely resolve the underlying causes, which may be largely outside of its control. Bankruptcy and insolvency laws afford certain rights to a party that has filed for bankruptcy or reorganization that may render certain remedies unenforceable, or, at the least, delay our ability to pursue such remedies and realize any recoveries in connection therewith.
Debt Securities Risk
Debt securities in general do not entitle their holder to control rights over the issuer and are subject to creditor risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance” or “preferential payment” under relevant creditors’ rights laws,
(ii) so-called
lender liability claims by the issuer of the obligations and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. The Fund’s investments in debt securities also may be subject to early redemption features, refinancing options, pre-payment
options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected. Additionally, the Fund may invest in private sector debt securities and instruments, including, without limitation, “higher yielding” (and, therefore, generally higher risk) debt securities, syndicated bank loans and other subordinate debt obligations from time to time, and a major economic recession or financial crisis could have a material adverse impact on the value of such securities and instruments or otherwise increase the incidence of defaults. With respect to credit ratings (if any), an issuer’s rating is heavily weighted by historical data and does not necessarily reflect future conditions. In addition, the rating agencies may have difficulty rating and monitoring fixed-income securities through different economic cycles. If rating agencies incorrectly rate, or downgrade ratings on, fixed-income securities, the value of the securities may decrease substantially.
Volatile Market Conditions
In recent years there has been extended volatility and disruption in the global financial markets. Market volatility and disruption could adversely affect the portfolio entities, which, in turn, would adversely affect the performance of the Fund. For example, the lack of available credit and/or the increased cost of credit may materially adversely affect the performance of portfolio entities that rely heavily on leverage such as leveraged buyout funds. Disruptions in the debt and equity markets may make it more difficult for the portfolio entities and the Fund to exit and realize value from their investments, because potential buyers of portfolio entities may not be able to finance acquisitions and the equity markets may become unfavorable for initial public offerings. In addition, volatility may directly affect the market prices of securities issued by many companies for reasons unrelated to their operating performance and may adversely affect the valuation of the Fund’s investments. Furthermore, volatile market conditions can result in increased redemptions from the Fund.
Any or all of these factors may result in lower Fund investment performance. Governmental authorities have undertaken, and may continue to undertake, a variety of initiatives designed to strengthen and stabilize the economy and the financial markets. However, there can be no assurance that the introduction, implementation and winding down of these initiatives will be successful, and there is no way to predict the ultimate impact of the disruption or the effect that these initiatives will have on the performance of the portfolio entities or the Fund.

Consequences of the Fund’s Failure to Satisfy Capital Calls
If the Fund does not timely meet its obligations to make capital contributions when due to any of its portfolio entities or other counterparties, whether because of a lack of resources resulting from over-commitments by Hamilton Lane, mismanagement of the Fund’s cash by Hamilton Lane or any other reason, the Fund may be subject to significant penalties under the terms of such portfolio entity or counterparty, which could have a material adverse effect on the value of the Fund’s investment in such portfolio entity or subject the Fund to liability to such counterparty. As the Fund will have neither the right to call additional capital contributions from Shareholders nor the right to require the return of any distributions, the Fund may have increased difficulty in meeting unexpected capital calls from portfolio entities or obligations to return distributions to portfolio entities.
Currency Risk
The Fund’s portfolio is anticipated to include investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the portfolio investments are denominated against the U.S. dollar may result in a decrease of the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.
Hedging Risks
With a view toward reducing the risk of adverse movements in currency exchange rates, interest rates and securities prices of, and other market risks with respect to, its investments, the Fund may employ a wide range of hedging techniques, including through the purchase of currency exchange contracts, futures, forwards, put and call options of any type, swap transactions (including interest rate, credit default, asset, index, inflation, correlation, basis, currency, variance swaps and the purchase or sale of related caps, floors, collars, and swaptions), derivatives and other means determined in the judgment of Hamilton Lane to involve instruments or methods that evidence a negative correlation to risk desired to be hedged. There can be no guarantee that suitable hedging instruments or methods will be available at the time when the Fund wishes to use them, and the Fund does not expect to be able to eliminate its exposure to exchange rate, interest rate and security price fluctuations and other market risks. Additionally, in the event of an imperfect correlation between a position in a hedging instrument and the position that it is intended to protect or because of the cost of such investment, the desired protection may not be obtained, and the Fund may be exposed to a risk of loss. The use of hedging techniques will incur costs and expenses, which may reduce the returns of the Fund, and the Shareholders will bear all such costs and expenses, even if such hedging does not prevent a loss to the Fund or if such costs are in excess of any hedging gain.
Leverage Utilized by the Fund
The Fund may borrow money or otherwise utilize leverage in connection with its investment activities and to otherwise provide liquidity. Leverage may be used to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other assets or additional sales of Shares. The Fund is expected to enter into the credit agreement for such purposes.
Specifically, the Fund may borrow money through a credit facility or other arrangements to portfolio investments in infrastructure-related investments up to the limits imposed by the 1940 Act. The 1940 Act’s asset coverage requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this asset coverage requirement is breached, subject to certain exceptions.
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its investments at inopportune times, which may further depress the returns of the Fund.
Illustration.
The following table illustrates the effect of leverage on returns from an investment in our Shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes: (i) 375 million in average total assets, (ii) a weighted average cost of funds of 2.0%, (iii) $75 million in borrowings outstanding (i.e. assumes the Fund borrows funds equal to 25% of its average net assets during such period), and (iv) $300 million in average Shareholders’ equity. In order to compute the corresponding return to Shareholders, the “Assumed Return on the Fund’s Portfolio (net of expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to Shareholders. The return available to Shareholders is then divided by Shareholders’ equity to determine the corresponding return to Shareholders. Actual interest payments may be different.

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Stockholders	-13%	-6.7%	-0.5%	5.8%	12.0%
Similarly, assuming (i) $
375
million in average total assets, (ii) a weighted average cost of funds of
2.0
% and (iii) $75 million in borrowings outstanding, the Fund’s assets would need to yield an annual return (net of expenses) of approximately 1.57% in order to cover the annual interest payments on the Fund’s outstanding borrowings.
Co-Investment
Opportunities
The Fund’s investment portfolio will include
co-investments,
which are indirect investments in the equity of private companies, alongside private equity funds and other private equity firms via special purpose vehicles (“
SPVs
”). There can be no assurance that the Fund will be given
co-investment
opportunities, or that any specific
co-investment
offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. Due diligence will be conducted on co-investment
opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such co-investments.
The Fund’s ability to dispose of
co-investments
may be severely limited.
Many entities compete with the Fund in pursuing
co-investments.
Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive co-investment
opportunities from time to time.

Inflation Risk
If an investment is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. Many of the Fund’s investments may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. As inflation rises, an investment may earn more revenue but may incur higher expenses. As inflation declines, an investment may not be able to reduce expenses commensurate with any resulting reduction in revenue. There is a risk of a rise in real interest rates, which is likely to create higher financing costs and may reduce the amount of levered, after-tax
cash flow generated by an investment.
Market Disruption and Geopolitical Risk
Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the various counties, including the U.S., the response of the international community—through economic sanctions and otherwise—to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events may result in market volatility, may have long-term adverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.
The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund has a commercial relationship could adversely affect, among other things, the Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s ability to borrow from financial institutions on favorable terms.
Additionally, if the sponsor of portfolio fund has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio fund or its Portfolio Companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.
The coronavirus (“
COVID-19
”) pandemic has adversely impacted global commercial activity and contributed to significant volatility in the capital markets. The
COVID-19
pandemic and restrictive measures taken to contain or mitigate its spread have caused, and are continuing to cause, business shutdowns, or the reintroduction of business shutdowns, cancellations of events and restrictions on travel, significant reductions in demand for certain good and services, reductions in business activity and financial transactions, supply chain interruptions, labor shortages, increased inflationary pressure and overall economic and financial market instability both globally and in the U.S. While several countries, including the U.S., relaxed the public health restrictions partly as a result of the introduction of vaccines, the future impact of
COVID-19
is currently unknown. The effects to public health, business and market conditions resulting from the
COVID-19
pandemic may have a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing
political, social and economic risks.
Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could become more significant. Certain infrastructure-related assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the U.S. and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder tenders. The Fund could seek to not conduct tender offers in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.
Termination of the Fund’s Interest in a Portfolio Entity
If the general partner or manager of a portfolio entity determines that the continued participation of the Fund in the portfolio entity would have a material adverse effect on the portfolio entity or its assets, the portfolio entity may, among other things, terminate such interest in the portfolio entity or impose other penalties on the Fund.
Portfolio Entity Risk of Leverage
In addition to the leverage incurred by the Fund, portfolio entities may employ significant leverage in connection with their operations, investments and/or other activities. Leverage generally magnifies both the opportunities for gain as well as the risk of loss from an equity investment, and calculations of NAV per Share will be exposed to this magnified risk-return dynamic. Portfolio entities may be subject to restrictive financial and operating covenants as a result of their use of leverage. Leverage may render these portfolio entities vulnerable to increases in interest rates and impair their ability to finance their future operations, activities and capital needs. As a result, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged portfolio entity’s financial performance will tend to increase or decrease at a greater rate than if borrowed money were not used.
The Fund, and subsidiary investment vehicles through which the Fund invests, may also employ leverage, including pursuant to a secured credit facility. While the use of borrowed funds increases returns if the Fund earns a greater return on investments purchased with borrowed funds than it pays for such funds, the use of leverage decreases returns if the Fund fails to earn as much on such investments as it pays for such funds. Failure to satisfy the terms of debt incurred by the Fund can have negative consequences, including forced liquidation of investments in order to satisfy the Fund’s obligations.
Fraudulent Activities
There is a risk that a sponsor or manager of any portfolio entity may knowingly, negligently or otherwise withhold or misrepresent information regarding the portfolio entity’s performance or activities, including the presence or effects of any fraudulent or similar activities (“
Fraudulent Activities
”). Hamilton Lane is not expected to be in a position to monitor the accuracy of information provided by any such sponsor or manager, nor would they generally have the opportunity to discover such situations prior to the time such sponsor or manager discloses (or there is public disclosure of) the presence or effects of any Fraudulent Activities. Accordingly, Hamilton Lane cannot offer any assurances that portfolio entities or their respective sponsors or managers will not engage in Fraudulent Activities or that Hamilton will have the opportunity or ability to protect the Fund from suffering a loss because of such Fraudulent Activities.

Further, there is a risk that the management of a portfolio entity may engage in Fraudulent Activities. In the case of portfolio entities owned directly by the Fund, Hamilton Lane may not discover such Fraudulent Activity for a significant period, particularly given that it is expected that the Fund will not own controlling interests in such portfolio entities and thus may not have access to all relevant information. In the case of portfolio entities owned indirectly through an underlying fund, the underlying fund’s sponsor may not discover such Fraudulent Activity for a significant period of time and, even if they do, may not disclose it to the Fund or otherwise respond similar to how Hamilton Lane would respond if it were placed in a similar situation. The Fund could suffer losses as a result of such occurrence.
In addition, certain service providers to, consultants and other third-parties engaged by a portfolio entity or the Fund may engage in Fraudulent Activities, and such Portfolio Entity may intentionally or negligently benefit from such Fraudulent Activities.
Hamilton Lane will likely not learn of Fraudulent Activities within a time frame sufficient to prevent significant harm to the Fund and the Shareholders. Even if Hamilton Lane is able to detect potential Fraudulent Activities and a determination is made to attempt to remove and terminate the relevant general partner, sponsor, management, service provider, consultant or other third-party, there is no guarantee that Hamilton Lane will be able to do so or, even if successful, that it will not take a significant amount of time and expense on the part of the Fund to do so. There is also a risk that such general partner, sponsor, management, service provider, consultant or other third-party could convert assets contributed by the Fund to any portfolio entity or paid by the Fund to any other third-party to its own use. There can be no assurance that general partners, sponsors, managements, portfolio entities, service providers, consultants and other third-parties will comply with all applicable laws and that assets of the Fund entrusted to the portfolio entities or other third-parties will be protected.
Limited Availability of Information
Due to confidentiality concerns, portfolio entities generally will not permit the Fund to disclose information regarding the portfolio entity’s investment strategies, investments, risks and/or prior performance. In addition, certain portfolio entities may provide limited or no information regarding their investment strategies or investments. Accordingly, in certain circumstances, Shareholders may not have, and the Fund may not be able to provide, sufficient information to evaluate to their full satisfaction the risks of investing in the Fund and the manner in which the capital they have contributed to the Fund has been invested. In addition, incomplete information may affect the valuations of investments, which may not be indicative of current or ultimate, realizable values.

Risks Related to the Funds Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Fund’s Business and Structure
Independence and Discretion of the Board
The Board may change our investment objective or may modify or waive our current operating policies and strategies without prior notice or Shareholder approval, the effects of which may be adverse. Our Board, however, may not change our fundamental policies without the consent of a majority of our voting Shares. Our investment objective is to seek long-term capital appreciation. We intend to seek to achieve our investment objective by primarily investing in investment interests. In addition, the Board has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without Shareholder approval. We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, net asset value, operating results or the value of the Shares. However, the effects might be adverse, which could negatively impact our ability to pay distributions and cause Shareholders to lose all or part of their investment. Moreover, we will have significant flexibility in investing the net proceeds of the Offering and may use the net proceeds from the Offering in ways with which investors may not agree or for purposes other than those contemplated at the time of the Offering.

Finally, since our Shares are not listed on a national securities exchange, Shareholders will be limited in their ability to sell their Shares in response to any changes in our investment objective, operating policies, investment criteria or strategies.
Reliance on Key Personnel
The success of the Fund will depend in part upon the skill and expertise of Hamilton Lane’s investment professionals. There can be no assurance that such professionals will continue to be associated with Hamilton Lane, and any departure or resignation of any key employee of Hamilton Lane could have an adverse impact on the performance of the Fund.
Reliance on the Adviser
Our ability to achieve our investment objective depends on the Adviser’s ability to manage and support the investment process. If the Adviser were to lose access to its professionals, our ability to achieve our investment objective could be significantly harmed. Since we have no employees, we will depend on the investment expertise, skill and network of business contacts of the Adviser. The Adviser will evaluate, negotiate, structure, execute, monitor and service our investments. Our future success will depend to a significant extent on the continued service and coordination of the professionals of the Adviser. The departure of any of the Adviser’s professionals could have a material adverse effect on our ability to achieve our investment objective.
Our ability to achieve our investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance, and monitor underlying funds and other companies and investments, and the Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve our investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. The Adviser’s failure to support our investment process could have a material adverse effect on our business, financial condition and results of operations.
Each of the Investment Advisory Agreement and Administration Agreement have termination provisions that allow the parties to terminate the agreements without penalty. For example, the Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to us. If any such agreement is terminated, it may adversely affect the quality of our investment opportunities. In addition, in the event such agreements are terminated, it may be difficult for us to replace the Adviser or Administrator.
Management Risk
We are subject to management risk because we are an actively managed investment portfolio. The Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for us, but there can be no guarantee that these will produce the desired results. We may be subject to a relatively high level of management risk because we may invest in private, illiquid instruments, which may be highly specialized instruments that require investment techniques and risk analyses different from those associated with other investments and asset classes, such as publicly traded equities and bonds.
If our techniques for managing risk are ineffective, we may be exposed to unanticipated losses.
In order to manage the significant risks inherent in our business, we must maintain effective policies, procedures and systems that enable us to identify, monitor and control our exposure to market, operational, legal and reputational risks. Our risk management methods may prove to be ineffective due to their design or implementation or as a result of the lack of adequate, accurate or timely information. If our risk management efforts are ineffective, we could suffer losses or face litigation, particularly from our clients, and sanctions or fines from regulators. Our techniques for managing risks may not fully mitigate the risk exposure in all economic or market environments, or against all types of risk, including risks that we might fail to identify or anticipate. Any failures in our risk management techniques and strategies to accurately quantify such risk exposure could limit our ability to manage risks or to seek positive, risk-adjusted returns. In addition, any risk management failures could cause fund losses to be significantly greater than historical measures predict. Our more qualitative approach to managing those risks could prove insufficient, exposing us to unanticipated losses in our net asset value and therefore a reduction in our returns.
Operational Risk
An investment in us, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on us. While we seek to minimize such events through controls and oversight, there may still be failures that could cause losses to us.
Importance of Relationships; Competition for Access to Investments and Investment Funds
Hamilton Lane seeks to maintain strong relationships with the sponsors of investment funds in which it has previously made investments and who may provide opportunities for Direct Investments and Opportunistic Investments, as well as Secondary Investments, and with investors who may represent potential sellers in the private equity and private debt secondary markets. However, the market for access to Direct Investments, Opportunistic Investments and Secondary Investments is extremely competitive and the positioning of Hamilton Lane as an institutional participant in private markets may evolve as markets mature or in response to such competition, and there can be no assurance that Hamilton Lane will be able to secure the opportunity to invest on behalf of the Fund in all of the investments it selects or desires, or that the size of the investments available to Hamilton Lane will be as large as it would want. Moreover, because Hamilton Lane generally will not control the investment or other business decisions of any portfolio entity, there can be no assurance that the Fund will achieve its desired exposure to the relevant investment categories, industries and regions.
Competition Among Alternative Asset Sponsors
Numerous alternative asset sponsors have raised or are raising new capital for investments. We expect sponsors to continue to raise new capital for investments in the future. This has the effect of increasing competition for attractive investments and could make it more difficult for the Fund and the portfolio entities to successfully identify, structure and execute investments at attractive valuations or otherwise achieve their investment objectives.
Risks of Investing With Third Parties;
Non-Controlling
Investments
The Fund will be investing primarily in portfolio entities sponsored, controlled and/or managed by third-parties. Such third-party managers and sponsors may have interests (including financial interests) which are inconsistent with those of the Fund and may be in a position to take or block actions in a manner adverse to the Fund’s interests. The Fund generally will have little opportunity to negotiate the terms in any portfolio entity, and the Fund generally will not have the right to determine the timing or terms of the disposition of investments, but rather will be required to rely on third-party sponsors and managers to make such determinations, which may or may not be in the best interest of the Fund. The Fund will not have an active role in the management of the portfolio entities and will be relying on third parties to effectively manage the portfolio entities. The Fund’s ability to withdraw from, or transfer, its investment in any portfolio entity will be limited. As a result, the performance of the Fund will depend significantly on the investment and other decisions made by third parties, which could have an indirect, material adverse effect on returns to investors in the Fund.

Furthermore, by virtue of its relationship with other investors in any particular portfolio entity, the Fund may be deemed to be part of a control group and may be exposed to potential liabilities of a controlling person with respect to the portfolio entity, including liabilities for environmental damages, product defects, unfunded pension liabilities, failures to supervise management and violations of governmental regulations.
In addition, the Fund may make investments together with other Hamilton Lane funds, investment vehicles and/or accounts, including through commonly owned subsidiary investment vehicles. As a result, to the extent any other Hamilton Lane fund, investment vehicle or account defaults in its obligation to any such subsidiary investment vehicle, the Fund could be adversely affected by having to make up its portion of the shortfall created by such default. If the Fund and any other relevant Hamilton Lane funds, investment vehicles and/or accounts do not, or are unable to, collectively make up the shortfall created by such default, then the subsidiary investment vehicle will likely default on its obligation under the applicable transaction documents relating to the subsidiary investment vehicle’s underlying investment or investments. Such a default will likely have adverse consequences (which will generally depend on such transaction documents) and the Fund could be responsible for its portion of any liabilities or losses resulting from such default. Moreover, the use of such subsidiary investment vehicle may give rise to various conflicts of interest. For example, the use of any such vehicle may make it more difficult to address specific considerations applicable to the Fund, and the other participating Hamilton Lane funds, investment vehicles and/or accounts, as well as their respective investors, than if separate vehicles were used for each of the Fund and such other funds, investment vehicles and accounts. Hamilton Lane will be governed by different terms in its contractual arrangements with the Fund and such other funds, investment vehicles and accounts, including terms regarding fees and other compensation to Hamilton Lane, expenses, portfolio construction and investment objectives, which differences may engender conflicts of interest. In addition, a level of discretion will be required with respect to each entity’s relative participation in any such vehicle, including adjustments intended to reflect the entities’ relative capital available for investment as of the conclusion of their respective offering periods.
Third-Party involvement
The Fund may in some situations
co-invest
with third parties through joint ventures or other entities. Such investments could involve additional risk in the event that a joint venture partner has economic or business interests that are inconsistent with those of the Fund. In addition, in certain circumstances the Fund could be liable for actions of its joint venture partners.
Third-Party Broken Deal Expenses
When the Fund agrees or indicates an interest to participate in a Direct Investment, Secondary Investment, Opportunistic Investment or other investment with a third-party and such prospective investment is not consummated, there may nonetheless be significant costs, expenses and fees relating to such prospective investment, including for diligence, structuring and payment of “broken deal fees,” and, in certain cases, the third-party may have significant flexibility in allocating such costs, expenses and fees among the Fund and other potential investors. As a result, the Fund may be required to bear significant costs, expenses and fees in relation to unconsummated Direct Investments, Secondary Investments, Opportunistic Investments and other investments, including in some cases, amounts greater than its proportionate share would be based on its anticipated share of the prospective investment that was not consummated.
No Right to Control the Fund’s Operations
The Shareholders will have no opportunity to participate in the day-to-day
operations, including investment and disposition decisions, of the Fund. In order to safeguard their limited liability for the liabilities and obligations of the Fund, the Shareholders must rely entirely on Hamilton Lane to conduct and manage the affairs of the Fund.

Alternative Investment Vehicles
Based on legal, tax, regulatory and other structuring considerations, the Board, in consultation with the Adviser, may form and cause an investment to be made through one or more alternative investment vehicles. The terms of any alternative investment vehicles may vary from the terms of the Fund based in part on the structure of the relevant investment, legal requirements, and tax, regulatory and other considerations, as determined by the Board (in consultation with the Adviser). For purposes of calculating the management fee, any investment held in an alternative investment vehicle will be treated as if held by the Fund, except to the extent that the Board determines in good faith after consultation with the Adviser and counsel that the aggregation of results between the alternative investment vehicle and the Fund materially increases the risk of adverse tax consequences or imposes legal, regulatory or other constraints. The use of any such alternative investment vehicles is permitted, but not required, and there can be no assurance that alternative investment vehicles will be utilized. Further, if alternative investment vehicles are utilized in connection with particular investments, the tax treatment of those alternative investment vehicles, and the tax consequences to the Shareholders of investing in those alternative investment vehicles, may vary from the tax treatment of investing in the Fund and the tax consequences to the Shareholders otherwise described herein. Shareholders participating through such an alternative investment vehicle will bear the costs and expenses (including taxes) of such alternative investment vehicle, and such amounts will be treated as distributions to such Shareholders.
Exculpation and Indemnification of Management and Other Persons.
Under the terms of the Articles, the Board of the Fund, the Fund’s officers, the Adviser and any of their respective affiliates, principals, members, managers, shareholders, partners, officers, directors, employees, agents and representatives (each, a “
Covered Person
”) shall not be liable to the Fund or the Shareholders for damages related to any act or omission of any Covered Person relating to the Fund, except for damages determined by a court of competent jurisdiction in a final judgment to be primarily and directly attributable to any act or omission by and Covered Person constituting willful misfeasance (within the meaning of Section 17(h) of the 1940 Act), bad faith, gross negligence or reckless disregard in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties. (any such act or omission being “
Disabling Conduct
”). Subject to the terms of the Articles, the Fund will indemnify each Covered Person against any and all liabilities, obligations, losses, damages, penalties, actions, judgements, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Covered Person or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Covered Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the of the Fund, on the part of the Covered Persons when action on behalf of the Fund or otherwise in connection with the business or affaires of the Fund, except to the extent that such claims, damages, liabilities, costs or expenses are determined by a court of competent jurisdiction in a final judgment to have resulted primarily and directly from such Covered Person’s Disabling Conduct. As a result of these exculpation and indemnification provisions, the Shareholders will have limited recourse in the event of losses arising from the investment activities or other operations of the Fund. In addition, the constitutive documents of the portfolio entities will typically have similar exculpation and indemnification agreements, which will effectively limit the recourse of the Fund against the sponsor of any portfolio entity and its covered persons and entities, in the event of losses caused to the Fund by such portfolio entity.
Amount or Frequency of Distributions Not Guaranteed
The amount of any distributions we
may
make is uncertain, and any distributions will be authorized in the sole discretion of the Board, or as delegated by the Board, the officers of the Fund, out of assets legally available therefore. The Fund expects to distribute net investment income, if any, and net realized capital gain, if any, at least annually to qualify and maintain its qualification as a RIC for U.S. federal income tax purposes; however, the Fund may distribute net investment income, if any, or return capital to Shareholders more frequently. The Fund may also pay a special distribution to comply with federal tax requirements. The Board, or as delegated by the Board, the officers of the Fund, may make distributions in its sole discretion. To the extent that distributions include a return of capital to Shareholders, these are not dividends and are simply a return of the amounts that Shareholders invested. Although such distributions are not currently taxable, such distributions will have the effect of lowering a Shareholder’s tax basis in the Shares, which will result in a higher tax liability when the Shares are sold, even if they have not increased in value, or, in fact, have lost value. The Fund’s distributions may exceed earnings and cash flow from operating activities and may be paid from borrowings, proceeds from
private offerings and other sources, including the sale of our assets or return of capital.
Dividends and other distributions may be paid to Shareholders if, as and when authorized
by the Board, or as delegated by the Board, the officers of the Fund, and when declared, we will pay these distributions to Shareholders out of assets legally available for distribution. While the Adviser may agree to limit our expenses to ensure that such expenses are reasonable in relation to our income, we cannot assure investors that we will achieve investment results that will allow us to make a targeted level of cash distributions or year-to-year
increases in cash distributions. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this Registration Statement. In addition, the inability to satisfy the asset coverage test applicable to us as a registered closed-end
management investment company may limit our ability to pay distributions. All distributions will be paid as, if and when authorized by the Board, or as delegated by the Board, the officers of the Fund, and declared by us and will depend on our earnings, financial condition, maintenance of our RIC status, compliance with applicable investment company regulations, compliance with Delaware law and such other factors as the Board or the Fund’s officers, as applicable, may deem relevant from time to time. We cannot assure investors that we will pay distributions to Shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from the proceeds of the Offering or from borrowings in anticipation of future cash flow, which may constitute a return of your capital. Such a return of capital is not immediately taxable, but reduces your tax basis in the Shares, which may result in you recognizing more gain (or less loss) when your Shares are sold. Distributions from the proceeds of the Offering or from borrowings also could reduce the amount of capital we ultimately invest in our investments.
Regulatory Risks
Our ability to enter into transactions with our affiliates will be restricted.
Affiliates of the Adviser engage in financial advisory activities that are independent from, and may from time to time conflict with, those of the Fund or portfolio investments. In the future, there might arise instances where the interests of such affiliates conflict with the interests of the Fund or portfolio investments. Affiliates of the Adviser may provide services to, invest in, advise, sponsor and/or act as investment manager to investment vehicles and other persons or entities (including prospective investors in the portfolio investments) which (i) may have structures, investment objectives and/or policies that are similar to (or different than) those of the Fund, (ii) may compete with the Fund for investment opportunities, and (iii) may invest alongside the Fund in certain transactions that are in compliance with Section 17 of the 1940 Act. The Adviser and certain funds advised by the Adviser have received a Section 17(d) Order from the SEC that permits the Fund to, among other things and subject to certain conditions, invest in aggregated transactions alongside certain other persons, including certain affiliates of the Adviser and certain funds managed and controlled by the Adviser and its affiliates, that involve the negotiation of certain terms of the private placement securities to be purchased (in addition to price-related terms), subject to certain terms and conditions.
The Adviser will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), except in reliance on the Section 17(d) Order or unless such investments otherwise qualify for another 1940 Act exemption or are entered into in accordance with interpretations of Section 17(d) and Rule
17d-1
as expressed in SEC
no-action
letters or other available guidance.
Under the terms of the Section 17(d) Order, a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Independent Directors must be able to reach certain conclusions in connection with investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the shareholders. The Section 17(d) Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Section 17(d) Order. The Adviser’s investment allocation policies and procedures can be revised at any time without notice to, or consent from, the shareholders.
Our ability to enter into transactions involving derivatives and financial commitment transactions may be limited.
Certain exemptions in Rule
18f-4
under the 1940 Act permit us to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions. We will rely on a separate exemption in Rule
18f-4(e)
when entering into unfunded commitment agreements (e.g., capital commitments to invest in private funds that can be drawn at the discretion of the private fund’s general partner). To rely on the unfunded commitment agreements exemption, we must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. We will rely on another exemption in
Rule 18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met. When we enter into a secondary transaction to purchase interests in underlying private funds, we will treat the date of the transfer agreement to purchase the interest in a specific private fund as the trade date for determining whether the purchase of the private fund qualifies for the exemption for non-standard
settlement cycle securities transactions.
Reliance on Third-Party Service Provider
The Fund is reliant on the performance of third-party services providers including the Adviser, the Administrative Agent, the Fund’s auditor and the marketing service providers. Failure by such third-party service providers to perform in accordance with the terms of their appointment could have a material detrimental impact on the operation of the Fund. The third-party service providers may fail to perform or otherwise not perform in a manner that promotes the interests of the Fund. This may include systems failures and security breaches that could significantly disrupt our business.
In particular, in the case of voluntary withdrawal of the Adviser or of its removal by the Fund or in the case that the Adviser is no longer authorized or in the case of insolvency of the Adviser, the Board must take all necessary measures in order to replace the Adviser. There is no guarantee that the Fund will be able to find a replacement Adviser of the same caliber and providing the same level of service.
Information Technology Systems
We are dependent on the Adviser to provide a variety of management services, including execution of our strategy. The Adviser depends on information technology systems to assess investment opportunities, strategies and markets and to monitor and control risks for us. It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Adviser’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology-related difficulty could harm our performance.
Cyber Security Risk
The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund, the Adviser, financial intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of Shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private Shareholder information or confidential business information, impede investment activities, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for the issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund to lose value. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser.

Risks Related to an Investment in Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in Shares
Material Federal Income Tax Risks
The Fund intends to elect to be treated for U.S. federal income tax purposes, and intends to qualify annually thereafter, as a RIC under subchapter M of the Code. As a RIC, the Fund generally will not be subject to corporate-level U.S. federal income taxes on any net ordinary income or capital gains that is currently distributed as dividends for U.S. federal income tax purposes to Shareholders, as applicable. To qualify and maintain its qualification as a RIC for U.S. federal income tax purposes, the Fund is required to meet certain specified source-of-income
and asset diversification requirements and is required to distribute dividends for U.S. federal income tax purposes of an amount at least equal to 90% of the sum of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses each tax year to Shareholders, as applicable. The Fund currently expects that it will meet these requirements. Nonetheless, there can be no assurance that the Fund will so qualify and be eligible, which may result in the Fund being subject to corporate income tax.
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as zero coupon securities, debt instruments with pay-in-kind
interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock, or we may engage in transactions, including debt modifications or exchanges, that require us to recognize income without the corresponding receipt of cash. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discount and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.
Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax.
Some of our investments may be subject to corporate-level income tax.
We may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes.
Legislative or regulatory tax changes could adversely affect investors.
At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our Shares or the value or the resale potential of our investments.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	110 Washington Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
Contact Personnel Name	Andrew Schardt
Common Share [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	COMMON SHARES
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares] | shares	1,550,374

[1]	Amount assumes estimated average net assets of approximately $300 million during the following twelve months. That amount also assumes that the Fund maintains a credit line equal to approximately $125 million, and such line is drawn down by approximately 60% on average. Actual expenses will depend on the average net assets and the amount of leverage the Fund employs, if any. There can be no assurance that the Fund will reach estimated average net assets of approximately $300 million during the following twelve months.
[2]	Hamilton Lane Advisors, L.L.C. (“Hamilton Lane” or the “Adviser”), does not charge the Fund an investment management fee for managing the Fund’s assets. See “Item 9.1(b) Investment Adviser” below for additional information.
[3]	Interest Payments on Borrowed Funds and Other Expenses are estimated for the Fund’s current fiscal year. The Other Expenses include, among other things, professional fees and other expenses that the Fund bears, including organization costs and fees and expenses of Brown Brothers Harriman & Co. (the “Administrator”), transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s first fiscal year. The expense amounts assume the Fund has net assets of $300 million.